UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-04409
Investment Company Act File Number

Eaton Vance Municipals Trust
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

September 30
Date of Fiscal Year End

June 30, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
Certifications

Item 1. Schedule of Investments

Eaton Vance National Municipals Fund	as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 113.7%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 0.8%
$22,150	Maryland Energy Cogeneration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$19,905,098
6,100	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13	5,001,024
21,950	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.60%, 1/1/19	16,534,057
2,900	Pennsylvania Economic Development Financing Authority, (Northampton Generating), Junior Liens, (AMT), 6.875%, 1/1/11	1,762,678
5,000	Pennsylvania Economic Development Financing Authority, (Northampton Generating), Junior Liens, (AMT), 6.95%, 1/1/21	2,758,350

		$45,961,207

Education — 4.4%
$15,095	California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/39	$14,664,189
47,500	Connecticut Health and Educational Facilities Authority, (Yale University), 4.85%, 7/1/37(1)	48,071,900
2,500	Connecticut Health and Educational Facilities Authority, (Yale University), 4.85%, 7/1/37	2,530,100
16,000	Connecticut Health and Educational Facilities Authority, (Yale University), 5.00%, 7/1/42	16,312,320
33,305	Houston, TX, Higher Educational Finance Corp., (Rice University), 4.50%, 11/15/37	31,516,854
31,200	Houston, TX, Higher Educational Finance Corp., (Rice University), 4.50%, 5/15/42	28,835,352
6,000	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	6,158,700
11,100	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36(2)	11,914,407
4,750	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/36	5,087,535
30,000	Missouri Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39	31,475,100
15,265	New York Dormitory Authority, (Vassar College), 4.25%, 7/1/39	13,032,799
15,000	North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(1)	15,160,500
17,000	North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38	17,181,900
4,055	Oregon Health and Science University, 5.75%, 7/1/39	4,003,623

		$245,945,279

Electric Utilities — 2.3%
$9,260	Brazos River Authority, TX, Pollution Control Revenue, (Texas Energy Co.), (AMT), 5.40%, 5/1/29	$4,136,072
32,500	Brazos River Authority, TX, Pollution Control Revenue, (Texas Energy Co.), (AMT), 8.25%, 5/1/33	17,637,100
12,050	Long Island, NY, Electric Power Authority, 5.75%, 4/1/39	12,611,891
5,000	Matagorda County, TX, Navigation District No. 1, (Reliant Energy), (AMT), 5.95%, 5/1/30	4,177,450
42,225	San Antonio, TX, (Electric and Gas Systems), 5.00%, 2/1/34	42,104,659
50,975	Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	49,797,477

		$130,464,649

Escrowed/Prerefunded — 0.2%
$2,400	Bexar County, TX, Health Facilities, (St. Luke’s Lutheran), Escrowed to Maturity, 7.00%, 5/1/21	$3,172,968
11,195	Colorado Health Facilities Authority, (Liberty Heights), Escrowed to Maturity, 0.00%, 7/15/22	6,006,901
1,915	Lackawanna County, PA, Industrial Development Authority, (Edella Street Associates), Prerefunded to 9/1/09, 8.875%, 9/1/14	1,973,006

		$11,152,875

General Obligations — 13.4%
$5,570	California, 4.75%, 9/1/35	$4,454,385
37,450	California, 5.75%, 4/1/31	36,272,572
27,925	California, 6.00%, 4/1/38	27,657,478
15,905	California, (AMT), 5.05%, 12/1/36	13,360,677
94,200	Clark County, NV, 5.00%, 6/1/38(1)	88,322,862

Principal
Amount
(000’s omitted)	Security	Value
$17,020	Denton County, TX, 4.50%, 7/15/34	$15,830,132
20,380	Florida Board of Education, 4.75%, 6/1/38	19,335,933
60,945	Florida Board of Education, 5.00%, 6/1/37(1)	60,130,531
56,920	Judson, TX, Independent School District, 4.50%, 2/1/35	53,302,734
20,230	Maricopa County, AZ, Community College District, 3.00%, 7/1/23	16,831,967
16,760	New York, NY, 4.50%, 5/15/30	15,699,427
5,275	Newton, MA, 5.00%, 4/1/36	5,443,114
11,480	Newton, MA, 5.00%, 4/1/39	11,809,476
41,620	Port Authority of Houston, TX, (Harris County), (AMT), 5.625%, 10/1/38(1)	40,030,948
5	Port Authority of Houston, TX, (Harris County), (AMT), 5.625%, 10/1/38	4,809
9,515	Salem-Keizer, OR, School District, No. 24J, 0.00%, 6/15/21	5,538,396
15,595	Salem-Keizer, OR, School District, No. 24J, 0.00%, 6/15/22	8,564,462
20,785	Salem-Keizer, OR, School District, No. 24J, 0.00%, 6/15/24	10,097,561
13,210	Salem-Keizer, OR, School District, No. 24J, 0.00%, 6/15/25	6,044,236
13,210	Salem-Keizer, OR, School District, No. 24J, 0.00%, 6/15/26	5,679,507
11,290	Salem-Keizer, OR, School District, No. 24J, 0.00%, 6/15/27	4,538,128
11,180	Salem-Keizer, OR, School District, No. 24J, 0.00%, 6/15/28	4,208,823
8,805	Salem-Keizer, OR, School District, No. 24J, 0.00%, 6/15/29	3,105,700
36,300	San Francisco, CA, Bay Area Rapid Transit District, (Election of 2004), 4.75%, 8/1/37(1)	34,884,481
5	Santa Clara County, CA, (Election of 2008), 5.00%, 8/1/39	5,016
57,400	Santa Clara County, CA, (Election of 2008), 5.00%, 8/1/39(1)	57,578,227
100,325	Texas, (Transportation Commission-Mobility Fund), 4.50%, 4/1/32	95,617,751
115,000	Texas, (Transportation Commission-Mobility Fund), 4.50%, 4/1/33(1)	109,042,310

		$753,391,643

Health Care-Miscellaneous — 0.1%
$797	Osceola County, FL, Industrial Development Authority, Community Provider Pooled Loan, 7.75%, 7/1/17	$757,365
1,682	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.50%, 12/1/36(3)	1,718,216
1,801	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.875%, 12/1/36(3)	1,842,476

		$4,318,057

Hospital — 15.4%
$34,260	Alabama Special Care Facilities Financing Authority, (Ascension Health), 5.00%, 11/15/39(1)	$33,197,940
6,125	Allegheny County, PA, Hospital Development Authority, (University of Pittsburgh Medical Center), 5.375%, 8/15/29	6,068,834
16,640	Allegheny County, PA, Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	16,327,834
18,600	California Health Facilities Financing Authority, (Catholic Healthcare West), 5.625%, 7/1/32	17,603,040
49,110	California Health Facilities Financing Authority, (Sutter Health), 5.25%, 11/15/46(1)	44,044,795
20	California Health Facilities Financing Authority, (Sutter Health), 5.25%, 11/15/46	17,936
11,000	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	9,219,320
7,195	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	6,288,646
68,805	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	58,923,226
59,525	California Statewide Communities Development Authority, (Sutter Health), 5.25%, 11/15/48	53,877,863
5,095	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	3,881,473
12,725	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	8,657,963
14,320	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	10,959,669
27,615	Colorado Health Facilities Authority, (Catholic Health Initiatives), 4.50%, 9/1/38	22,691,522
7,175	Fairfax County, VA, Industrial Development Authority, (Inova Health System), 5.50%, 5/15/29	7,297,047
48,630	Fairfax County, VA, Industrial Development Authority, (Inova Health System), 5.50%, 5/15/35	49,254,895
42,470	Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	39,281,777
53,260	Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	52,672,010
30,650	Indiana Health and Educational Facilities Authority, (Ascension Health), 5.00%, 11/15/36	29,327,452
39,025	Maryland Health and Higher Educational Facilities Authority, (Medstar Health), 4.75%, 5/15/42	30,581,551
2,155	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	1,603,729
20,000	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	15,009,200
24,075	Michigan Hospital Finance Authority, (McLaren Healthcare), 5.00%, 8/1/35	20,171,479

Principal
Amount
(000’s omitted)	Security	Value
$54,300	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/36(1)	$52,657,696
12,795	New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	11,374,755
91,480	New York Dormitory Authority, (St. Luke’s Roosevelt Hospital), 4.90%, 8/15/31	85,833,854
4,000	Oneida County, NY, Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	2,888,680
41,400	Orange County, FL, Health Facilities Authority, (Orlando Regional Medical Center), 5.375%, 10/1/41	36,139,302
2,000	South Carolina Jobs-Economic Development Authority, (Kershaw County Medical Center Project), 6.00%, 9/15/38	1,743,460
63,000	South Miami, FL, Health Facilities Authority, (Baptist Health), 5.00%, 8/15/37(1)	56,449,890
75,000	South Miami, FL, Health Facilities Authority, (Baptist Health), 5.00%, 8/15/42(1)	66,012,000
2,500	West Orange, FL, Health Care District, 5.80%, 2/1/31	2,224,150
8,475	Wisconsin Health and Educational Facilities Authority, (Wheaton Franciscan Healthcare), 5.125%, 8/15/30	6,335,401
8,865	Wisconsin Health and Educational Facilities Authority, (Wheaton Franciscan Healthcare), 5.25%, 8/15/31	6,679,955

		$865,298,344

Housing — 3.7%
$6,630	Arkansas Development Finance Authority, MFMR, (Park Apartments), (AMT), 5.95%, 12/1/28	$4,104,699
22,350	California Housing Finance Agency, (AMT), 4.75%, 8/1/42	15,945,831
7,064	California Housing Finance Agency, (AMT), Variable Rate, 23.969%, 8/1/38(3)(4)(5)	1,838,265
16,000	Charter Mac Equity Trust, TN, 6.625%, 6/30/49(3)	16,000,000
8,540	Lake Creek, CO, (Affordable Housing Corp.), 6.25%, 12/1/23	7,550,043
14,475	New Hampshire Housing Finance Authority, Multi-Family Housing, (AMT), 6.20%, 7/1/36	10,372,930
27,380	New Jersey Housing and Mortgage Finance Agency, Single Family Housing, (AMT), 4.625%, 10/1/27	24,121,780
10,640	Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	7,498,434
37,680	Virginia Housing Development Authority, (AMT), 4.90%, 1/1/33	34,984,750
23,335	Virginia Housing Development Authority, (AMT), 5.20%, 10/1/26(1)	22,890,608
6,940	Virginia Housing Development Authority, (AMT), Variable Rate, 23.054%, 10/1/35(3)(4)(5)	5,731,399
25,870	Virginia Housing Development Authority, Series A, (AMT), 5.10%, 10/1/35	24,961,187
30,150	Virginia Housing Development Authority, Series A1, (AMT), 5.10%, 10/1/35	29,090,830

		$205,090,756

Industrial Development Revenue — 8.6%
$6,620	Austin, TX, (CargoPort Development LLC), (AMT), 8.30%, 10/1/21	$6,128,995
1,980	Broward County, FL, (Lynxs CargoPort), (AMT), 6.75%, 6/1/19	1,665,734
2,250	Calhoun County, AR, Solid Waste Disposal Revenue, (Georgia-Pacific Corp.), (AMT), 6.375%, 11/1/26	1,678,252
2,460	Capital Trust Agency, FL, (Fort Lauderdale Project), (AMT), 5.75%, 1/1/32	1,669,700
4,000	Courtland, AL, Solid Waste Disposal, (Champion International Corp.), (AMT), 6.70%, 11/1/29	3,663,960
15,325	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 5.25%, 10/1/32	8,802,220
37,970	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 5.75%, 10/1/32	23,530,009
5,495	Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	5,070,182
40,000	Houston, TX, Airport System, (Continental Airlines), (AMT), 6.75%, 7/1/29	32,425,600
110,700	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	101,061,351
52,865	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	49,796,187
10,000	Michigan Strategic Fund, (S.D. Warren), Series A, (AMT), 7.375%, 1/15/22	7,768,500
15,000	Michigan Strategic Fund, (S.D. Warren), Series B, (AMT), 7.375%, 1/15/22	11,652,750
3,500	Michigan Strategic Fund, (S.D. Warren), Series C, (AMT), 7.375%, 1/15/22	2,718,975
5,025	New Jersey Economic Development Authority, (American Airlines, Inc.), (AMT), 7.10%, 11/1/31	2,323,208
18,820	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	14,142,289
4,950	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 9.00%, 6/1/33	4,865,949
36,000	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 7.625%, 8/1/25	31,080,960
3,000	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 7.75%, 8/1/31	2,572,950
10,000	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.00%, 8/1/12	9,702,000
12,000	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.00%, 8/1/28	10,641,120

Principal
Amount
(000’s omitted)	Security	Value
$12,500	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.50%, 8/1/28	$11,638,875
5,000	Skowhegan, ME, (S.D. Warren), (AMT), 6.65%, 10/15/15	4,504,850
159,640	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	135,034,687

		$484,139,303

Insured-Education — 0.9%
$3,610	Alabama State Board of Education, (Jefferson State Community College), (NPFG), 4.625%, 10/1/32	$3,180,807
41,120	Baldwin County, AL, Board of Education, (AMBAC), 4.50%, 7/1/37	36,621,883
9,145	Broward County, FL, Educational Facilities Authority, (Nova Southeastern University), (AGC), 4.50%, 4/1/36	8,193,463

		$47,996,153

Insured-Electric Utilities — 3.1%
$11,200	California Pollution Control Financing Authority, (Pacific Gas and Electric Co.), Series B, (FGIC), (AMT), 4.75%, 12/1/23	$10,000,480
35,000	California Pollution Control Financing Authority, (Pacific Gas and Electric Co.), Series D, (FGIC), (AMT), 4.75%, 12/1/23	31,251,500
55,925	Hawaii Department of Budget and Finance, (Hawaiian Electric Company), (FGIC), (AMT), 4.60%, 5/1/26	44,028,075
40,660	Long Island, NY, Power Authority, (BHAC), 5.50%, 5/1/33	43,327,702
15,530	Los Angeles, CA, Department of Water and Power, (FSA), 4.625%, 7/1/37	14,030,113
38,190	Matagorda County, TX, Navigation District No. 1, (AEP Texas Central Co.), (NPFG), (AMT), 5.20%, 5/1/30	32,179,276

		$174,817,146

Insured-General Obligations — 7.2%
$40,000	California, (AGC), 5.00%, 11/1/37(1)	$35,878,160
8,485	California, (FSA), 3.25%, 12/1/28	5,828,092
50,935	Detroit, MI, City School District, (FSA), 5.25%, 5/1/32(6)	46,391,089
99,875	District of Columbia, (FGIC), (NPFG), 4.50%, 6/1/37	85,894,498
76,730	District of Columbia, (FGIC), (NPFG), 4.75%, 6/1/33	71,042,772
12,250	Frisco, TX, Independent School District, (FSA), 3.75%, 8/15/38	9,584,155
4,425	Geary County, KS, Unified School District #475, (NPFG), 3.00%, 9/1/26	3,290,828
51,625	Los Angeles, CA, Unified School District, (Election of 2005), (FSA), 4.75%, 7/1/32(1)	48,071,135
10,000	Montgomery County, TX, (Municipal Utility District No. 46 Waterworks and Sewer), (AMBAC), 4.00%, 3/1/30	8,345,400
10,655	San Juan, CA, Unified School District, (FSA), 0.00%, 8/1/24	4,389,221
89,460	Texas, (Transportation Commission-Mobility Fund), (FGIC), (NPFG), 4.50%, 4/1/35	84,250,744

		$402,966,094

Insured-Hospital — 1.1%
$6,340	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/42(1)	$5,571,148
35	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/42	30,755
38,800	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/47(1)	33,660,940
7,375	Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	6,720,911
2,525	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), (AGC), 5.00%, 7/1/38	2,468,289
6	Osceola County, FL, Industrial Development Authority, Community Provider Pooled Loan-93 Program, (FSA), 7.75%, 7/1/10	6,033
9,010	Sarasota County, FL, Public Hospital Board, (Sarasota Memorial Hospital), (NPFG), 5.50%, 7/1/28	7,981,058
5,000	Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), (NPFG), 5.125%, 2/15/22	4,843,850

		$61,282,984

Principal
Amount
(000’s omitted)	Security	Value
Insured-Housing — 0.2%
$3,000	Florida Housing Finance Authority, (Brittany of Rosemont), (AMBAC), (AMT), 6.875%, 8/1/26	$3,003,030
10,000	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (FSA), (AMT), 5.50%, 10/1/49	9,518,700

		$12,521,730

Insured-Lease Revenue/Certificates of Participation — 1.3%
$77,995	Hudson Yards, NY, Infrastructure Corp., (NPFG), 4.50%, 2/15/47	$62,452,936
7,480	Jackson County, MO, (Harry S. Truman Sports Complex), (AMBAC), 4.50%, 12/1/31	6,827,370
3,935	Western Regional Jail Authority, VA, (NPFG), 4.25%, 6/1/34	3,417,469
3,645	Western Regional Jail Authority, VA, (NPFG), 4.25%, 6/1/39	3,097,375

		$75,795,150

Insured-Other Revenue — 5.0%
$115,505	Golden State Tobacco Securitization Corp., CA, (AGC), 5.00%, 6/1/45	$103,199,097
46,605	Golden State Tobacco Securitization Corp., CA, (FSA), 0.00%, 6/1/25	16,901,769
50,700	Golden State Tobacco Securitization Corp., CA, (FSA), 0.00%, 6/1/26	16,965,741
68,155	Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	9,778,198
25,000	Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/41	1,900,250
15,195	Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AGC), 4.50%, 1/1/39	13,474,014
11,725	New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AGC), 6.375%, 1/1/39	12,767,001
6,085	New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AGC), 6.50%, 1/1/46	6,631,737
50,000	New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	56,220,500
54,375	New York, NY, Industrial Development Agency, (Yankee Stadium), (NPFG), 4.75%, 3/1/46	41,737,163

		$279,575,470

Insured-Ports — 0.5%
$36,915	Alabama State Dock Authority, (NPFG), (AMT), 4.50%, 10/1/36	$27,293,474

		$27,293,474

Insured-Special Tax Revenue — 6.8%
$13,305	Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/23	$5,794,993
31,010	Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/24	12,540,444
9,500	Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/25	3,563,355
43,225	Louisiana Gas and Fuels Tax, (FGIC), (NPFG), 4.50%, 5/1/41	38,742,135
2,970	Massachusetts Bay Transportation Authority, Revenue Assessment, (NPFG), 4.00%, 7/1/33	2,501,780
10,000	Massachusetts Special Obligations, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	10,168,100
6,000	Massachusetts Special Obligations, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/30	6,066,420
14,715	Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (NPFG), 0.00%, 12/15/24	6,218,853
106,655	Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (NPFG), 0.00%, 12/15/32	25,463,881
37,090	New York, NY, Transitional Finance Authority, (FGIC), (NPFG), 4.25%, 1/15/34	31,131,491
29,200	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	24,385,504
15,145	New York Urban Development Corp., Personal Income Tax, (NPFG), 4.50%, 3/15/37	13,908,714
745	Opa-Locka, FL, Capital Improvement, (FGIC), (NPFG), 7.00%, 1/1/14	748,166
1,727,100	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	91,519,029
156,320	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/44	17,271,797
310,060	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/45	32,116,015
247,755	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/46	23,997,549
9,185	Regional Transportation Authority, LA, (FGIC), (NPFG), 0.00%, 12/1/15	6,378,340

Principal
Amount
(000’s omitted)	Security	Value
$9,500	Regional Transportation Authority, LA, (FGIC), (NPFG), 0.00%, 12/1/21	$4,218,855
31,935	San Jose, CA, Redevelopment Agency, (Merged Area), (XLCA), 4.25%, 8/1/36	21,333,538
4,140	Sunrise, FL, Public Facilities, (NPFG), 0.00%, 10/1/16	2,987,797

		$381,056,756

Insured-Student Loan — 2.2%
$76,340	Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$76,079,680
10,000	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/27	8,347,700
50,190	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	38,586,574

		$123,013,954

Insured-Transportation — 8.1%
$10,000	Chicago, IL, (O’Hare International Airport), (AMBAC), (AMT), 5.375%, 1/1/32	$8,851,500
44,295	Chicago, IL, (O’Hare International Airport), (FSA), 4.50%, 1/1/38	38,115,847
11,975	Chicago, IL, (O’Hare International Airport), (FSA), (AMT), 5.25%, 1/1/30	11,177,465
49,770	Clark County, NV, Airport Authority, (FGIC), (NPFG), 5.00%, 7/1/36	45,832,198
14,685	Dallas-Fort Worth, TX, International Airport, (AMBAC), (FSA), 5.00%, 11/1/32	12,936,016
13,335	E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	1,366,838
22,385	E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/38	2,106,876
7,200	Indiana Finance Authority, (FGIC), (NPFG), 4.50%, 6/1/27	6,883,704
17,300	Maryland Transportation Authority, (FSA), 4.50%, 7/1/41	16,240,721
7,620	Miami-Dade County, FL, Aviation Revenue, (Miami International Airport), (AGC), (CIFG), (AMT), 5.00%, 10/1/38	6,463,894
52,480	Miami-Dade County, FL, Aviation Revenue, (Miami International Airport), (FSA), (AMT), 5.25%, 10/1/41(6)	45,732,122
27,445	Minneapolis and St. Paul, MN, Metropolitan Airport Commission, (AMBAC), 4.50%, 1/1/32(6)	25,290,293
64,815	New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 4.75%, 12/15/37	60,963,693
104,265	North Texas Tollway Authority, (AGC), 0.00%, 1/1/33	24,488,721
58,690	North Texas Tollway Authority, (AGC), 0.00%, 1/1/42	42,160,548
26,945	Port Authority of New York and New Jersey, (AGC), (AMT), 4.50%, 9/1/35	22,551,348
20,995	Port Authority of New York and New Jersey, (FSA), (AMT), 4.25%, 12/1/32	16,879,350
13,925	Port Authority of New York and New Jersey, (FSA), (AMT), 4.50%, 12/1/36	11,640,882
21,420	San Jose Airport, CA, (AMBAC), (BHAC), (FSA), (AMT), 6.00%, 3/1/47	21,535,454
4,960	South Carolina Transportation Infrastructure Bank, (AMBAC), (XLCA), 4.50%, 10/1/32	4,475,755
15,270	Tampa-Hillsborough County, FL, Expressway Authority, (AMBAC), 4.00%, 7/1/34	11,616,042
46,300	Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/22	20,145,130

		$457,454,397

Insured-Water and Sewer — 3.4%
$10,445	Castaic Lake, CA, Water Agency Certificates of Participation, (Water System Improvements), (AMBAC), 0.00%, 8/1/21	$5,279,948
6,195	East Baton Rouge, LA, Sewer Commission, (FSA), 4.50%, 2/1/31	5,837,734
2,000	East Baton Rouge, LA, Sewer Commission, (FSA), 4.50%, 2/1/36	1,831,740
53,960	Louisville and Jefferson County, KY, Metropolitan Sewer District and Drainage System, (AGC), 4.25%, 5/15/38	47,717,907
55,235	New York, NY, Municipal Finance Authority, (BHAC), (FSA), 4.25%, 6/15/39	49,849,588
34,770	New York, NY, Municipal Finance Authority, (FGIC), (NPFG), 4.50%, 6/15/39	31,386,531
33,025	New York, NY, Municipal Finance Authority, (FSA), 4.50%, 6/15/39	29,811,337
1,880	Pearland, TX, Waterworks and Sewer Systems, (FSA), 4.50%, 9/1/34	1,728,716
20,535	Spartanburg, SC, Sanitation Sewer District, (NPFG), 4.00%, 3/1/40	15,201,034

		$188,644,535

Lease Revenue/Certificates of Participation — 1.7%
$38,660	Mohave County, AZ, Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	$42,802,806
6,985	New Jersey Health Care Facilities Financing Authority, (Community Hospital Group, Inc.), 5.25%, 10/1/24	6,905,022
51,105	New York, NY, Transitional Finance Authority, (Building Aid), 4.50%, 1/15/38	44,447,552

		$94,155,380

Principal
Amount
(000’s omitted)	Security	Value
Nursing Home — 0.8%
$8,775	Hillsborough County, FL, Industrial Development Authority, (Tampa Bay Retirement Center), 7.50%, 6/1/25	$7,679,178
12,315	Massachusetts Industrial Finance Agency, (Age Institute of Massachusetts), 8.05%, 11/1/25	12,314,877
10,690	Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	8,971,262
9,685	Montgomery County, PA, Industrial Development Authority, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	9,643,258
3,500	Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.60%, 4/1/24	3,000,900
3,500	Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.75%, 4/1/34	2,799,825
1,915	Westmoreland County, PA, Industrial Development Authority, (Highland Health Systems, Inc.), 9.25%, 6/1/22	1,607,891

		$46,017,191

Other Revenue — 6.2%
$762,795	Buckeye Tobacco Settlement Financing Authority, OH, 0.00%, 6/1/47	$14,081,196
87,230	Golden State Tobacco Securitization Corp., CA, 5.00%, 6/1/45	70,955,499
33,100	Golden State Tobacco Securitization Corp., CA, 5.75%, 6/1/47	19,989,421
10,000	Main Street National Gas, Inc., GA, 5.50%, 9/15/28	8,761,800
40,855	Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	24,749,550
27,650	Michigan Tobacco Settlement Finance Authority, 6.875%, 6/1/42	20,689,389
12,000	Non-Profit Preferred Funding Trust, Various States, 4.47%, 9/15/37(3)	7,943,160
19,000	Non-Profit Preferred Funding Trust, Various States, 4.72%, 9/15/37(3)	12,069,560
21,350	Northern Tobacco Securitization Corp., AK, 0.00%, 6/1/46	540,369
20,625	Salt Verde, AZ, Financial Corp., Senior Gas Revenue, 5.00%, 12/1/37	15,383,362
1,000	Seminole Tribe, FL, 5.25%, 10/1/27(3)	841,600
2,100	Seminole Tribe, FL, 5.75%, 10/1/22(3)	1,893,192
23,300	Silicon Valley Tobacco Securitization Authority, CA, 0.00%, 6/1/36	1,617,020
15,000	Silicon Valley Tobacco Securitization Authority, CA, 0.00%, 6/1/41	615,300
27,555	Silicon Valley Tobacco Securitization Authority, CA, Class A, 0.00%, 6/1/47	619,988
14,000	Silicon Valley Tobacco Securitization Authority, CA, Class B, 0.00%, 6/1/47	315,000
5,000	Tennessee Energy Acquisition Corp., Gas Revenue, 5.00%, 2/1/20	4,284,850
9,750	Tennessee Energy Acquisition Corp., Gas Revenue, 5.00%, 2/1/22	8,090,355
86,665	Texas Municipal Gas Acquisition and Supply Corp., 5.625%, 12/15/17	80,719,781
16,925	Texas Municipal Gas Acquisition and Supply Corp., 6.25%, 12/15/26	16,197,563
37,685	Tobacco Settlement Financing Corp., NJ, 5.00%, 6/1/41	20,618,971
102,710	Tobacco Settlement Financing Corp., VA, 0.00%, 6/1/47	2,378,764
13,070	Tobacco Settlement Financing Corp., VA, 5.00%, 6/1/47	7,099,885
1,925	Tobacco Settlement Management Authority, SC, Escrowed to Maturity, 6.375%, 5/15/30	2,228,399
2,690	Willacy County, TX, Local Government Corp., 6.00%, 9/1/10	2,656,617

		$345,340,591

Pooled Loans — 0.4%
$25,530	Rickenbacker Port Authority, OH, Oasbo Expanded Asset Pool Loan, 5.375%, 1/1/32(1)	$25,382,011

		$25,382,011

Senior Living/Life Care — 0.6%
$6,035	Arizona Health Facilities Authority, (Care Institute, Inc. - Mesa), 7.625%, 1/1/26(7)	$4,038,139
275	Kansas City, MO, Industrial Development Authority, (Kingswood United Methodist Manor), 5.375%, 11/15/09	274,852
9,345	New Jersey Economic Development Authority, (Forsgate), (AMT), 8.625%, 6/1/25(8)	6,353,852
16,435	North Miami, FL, Health Care Facilities Authority, (Imperial Club), 6.125%, 1/1/42	9,459,329
1,750	Plantation Health Facilities Authority, FL, (Covenant Village of Florida), 5.125%, 12/1/22	1,436,820
7,915	Roseville, MN, Elder Care Facility, (Care Institute, Inc. - Roseville), 7.75%, 11/1/23(7)	5,665,715
12,140	St. Paul, MN, Housing and Redevelopment Authority, (Care Institute, Inc. - Highland), 8.75%, 11/1/24(7)	9,451,840

		$36,680,547

Special Tax Revenue — 2.3%
$230	Covington Park, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/21	$217,205
1,180	Covington Park, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/31	973,760
13,030	Denver, CO, Urban Renewal Authority, 8.00%, 12/1/24	6,532,330

Principal
Amount
(000’s omitted)	Security	Value
$415	Dupree Lakes, FL, Community Development District, 5.00%, 11/1/10	$304,129
530	Dupree Lakes, FL, Community Development District, 5.00%, 5/1/12	346,858
985	Dupree Lakes, FL, Community Development District, 5.375%, 5/1/37	592,931
940	Fishhawk, FL, Community Development District, 6.125%, 5/1/34	752,066
225	Gateway Services, FL, Community Development District, 6.50%, 5/1/33	188,082
645	Heritage Harbor South, FL, Community Development District, (Capital Improvements), 6.20%, 5/1/35	566,684
465	Heritage Harbor South, FL, Community Development District, (Capital Improvements), 6.50%, 5/1/34	433,361
1,225	Heritage Springs, FL, Community Development District, 5.25%, 5/1/26	971,192
180	Longleaf, FL, Community Development District, 6.20%, 5/1/09(9)	89,892
28,830	Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	29,875,952
18,735	Metropolitan Transportation Authority, Dedicated Tax Revenue, 5.00%, 11/15/34	18,463,717
5,280	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/24	4,258,478
10,000	New Jersey Economic Development Authority, (Cigarette Tax), 5.75%, 6/15/29	7,942,100
1,550	New Jersey Economic Development Authority, (Cigarette Tax), 5.75%, 6/15/34	1,189,098
880	New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13	374,202
360	New River, FL, Community Development District, (Capital Improvements), 5.35%, 5/1/38	151,985
1,190	North Springs, FL, Improvement District, (Heron Bay), 5.20%, 5/1/27	707,741
463,895	Puerto Rico Sales Tax Financing, 0.00%, 8/1/56	21,283,503
6,065	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	5,741,068
2,230	River Hall, FL, Community Development District, (Capital Improvements), 5.45%, 5/1/36	1,147,848
12,560	Scottsdale, AZ, (Municipal Property Corp.), 4.50%, 7/1/32	12,021,804
945	Southern Hills Plantation I, FL, Community Development District, 5.80%, 5/1/35	531,430
1,670	Sterling Hill, FL, Community Development District, 6.20%, 5/1/35	1,401,197
2,095	Tisons Landing, FL, Community Development District, 5.625%, 5/1/37(8)	742,468
6,110	University Square, FL, Community Development District, 6.75%, 5/1/20	6,005,886
400	West Palm Beach, FL, Community Redevelopment Agency, (Northwood Pleasant Community), 5.00%, 3/1/29	359,252
2,870	West Palm Beach, FL, Community Redevelopment Agency, (Northwood Pleasant Community), 5.00%, 3/1/35	2,430,144

		$126,596,363

Transportation — 10.0%
$2,385	Florida Mid-Bay Bridge Authority, 6.10%, 10/1/22	$2,021,097
6,425	Metropolitan Transportation Authority, NY, 4.50%, 11/15/37	5,589,879
84,000	Metropolitan Transportation Authority, NY, 4.50%, 11/15/38	72,811,200
19,475	Metropolitan Transportation Authority, NY, 6.25%, 11/15/23	21,458,724
54,610	Miami-Dade County, FL, (Miami International Airport), 5.50%, 10/1/36	52,159,103
50,680	New Jersey State Turnpike Authority, 5.25%, 1/1/40	50,717,503
170,330	New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/35	31,417,368
91,425	New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/36	15,827,496
168,580	New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/38	25,684,849
55,250	New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	58,728,540
66,265	North Texas Tollway Authority, 5.75%, 1/1/38	63,753,556
3,270	Port Authority of New York and New Jersey, (AMT), 4.75%, 12/1/34	2,925,113
101,490	Port Authority of New York and New Jersey, (AMT), 4.75%, 4/15/37(1)	89,788,203
28,890	Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23(1)	29,256,325
38,980	Triborough Bridge and Tunnel Authority, NY, 5.25%, 11/15/34(1)	39,993,480

		$562,132,436

Water and Sewer — 3.0%
$27,660	Massachusetts Water Resources Authority, 4.00%, 8/1/46	$21,237,348
34,800	Metropolitan Water District of Southern California, (Waterworks Revenue Authorization), 5.00%, 7/1/37(1)	34,959,384
11,690	New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 4.25%, 6/15/33	10,397,086
14,450	New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 4.50%, 6/15/32	13,544,707
7,605	New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 4.50%, 6/15/38	6,886,328

Principal
Amount
(000’s omitted)	Security	Value
$17,880	New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 4.75%, 6/15/33(1)	$17,381,327
42,030	New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40	44,987,651
18,865	Upper Occoquan, VA, Sewer Authority, 4.50%, 7/1/38	17,731,025

		$167,124,856

Total Tax-Exempt Investments — 113.7% (identified cost $7,132,500,439)		$6,381,609,331

Other Assets, Less Liabilities — (13.7)%		$(768,218,105)

Net Assets — 100.0%		$5,613,391,226

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

At June 30, 2009, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

		New York	22.9%
		California	16.2%
		Texas	16.1%
		Others, representing less than 10% individually	58.5%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2009, 35.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.1% to 12.0% of total investments.

(1)		Security represents the underlying municipal bond of a tender option bond trust.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the aggregate value of these securities is $49,877,868 or 0.9% of the Fund’s net assets.

(4)		Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2009.

(5)		Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the aggregate maximum potential amount of payments the Fund could ultimately be required to make under the agreements is $56,016,000. However, such shortfall payments would be reduced by the proceeds from the sale of the securities underlying the inverse floaters.

(6)		Security (or a portion thereof) has been pledged as collateral for open swap contracts or inverse floating-rate security transactions.

(7)		Security is in default with respect to scheduled principal payments.

(8)		Security is in default and is making only partial interest payments.

(9)		Defaulted bond.

A summary of financial instruments outstanding at June 30, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/09	9,000 U.S. Treasury Bond	Short	$(1,065,158,770)	$(1,065,234,375)	$(75,605)

Interest Rate Swaps

		Annual	Floating
	Notional	Fixed Rate	Rate	Effective Date/	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Termination Date	Depreciation
JPMorgan Chase Co.	$20,075,000	4.743%	3-month USD- LIBOR-BBA	September 14, 2009 / September 14, 2039	$(1,807,067)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At June 30, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2009, the aggregate fair value of derivative instruments (not accounted for as hedging instruments under Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 133) in a liability position and whose primary underlying risk exposure is interest rate risk was $1,882,672.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$6,277,881,563

Gross unrealized appreciation	$31,448,409
Gross unrealized depreciation	(736,394,641)

Net unrealized depreciation	$(704,946,232)

The Fund adopted FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, effective October 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total
Tax-Exempt Investments	$—	$6,381,609,331	$—	$6,381,609,331

Total Investments	$—	$6,381,609,331	$—	$6,381,609,331

Liability Description
Futures Contracts	$(75,605)	$—	$—	$(75,605)
Interest Rate Swaps	—	(1,807,067)	—	(1,807,067)

Total	$(75,605)	$(1,807,067)	$—	$(1,882,672)

The Fund held no investments or other financial instruments as of September 30, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance California Municipals Fund	as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 111.2%

Principal
Amount
(000’s omitted)	Security	Value
Education — 5.6%
$2,500	California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/38	$2,376,250
3,500	California Educational Facilities Authority, (Lutheran University), 5.00%, 10/1/29	2,868,810
2,500	California Educational Facilities Authority, (Santa Clara University), 5.25%, 9/1/26	2,588,825
4,000	California Educational Facilities Authority, (Stanford University), 5.25%, 12/1/32(1)	4,101,960

		$11,935,845

Electric Utilities — 3.5%
$895	Chula Vista, (San Diego Gas), 5.875%, 2/15/34	$902,643
2,725	Chula Vista, (San Diego Gas), (AMT), 5.00%, 12/1/27	2,398,681
2,135	Los Angeles Department of Water and Power, 5.25%, 7/1/38	2,147,170
2,170	Vernon, Electric System Revenue, 5.125%, 8/1/21	2,119,873

		$7,568,367

Escrowed/Prerefunded — 9.0%
$1,000	Sacramento County, Single Family, (GNMA), (AMT), Escrowed to Maturity, 8.25%, 1/1/21	$1,397,610
11,285	Sacramento County, Single Family, (GNMA), (AMT), Escrowed to Maturity, 8.50%, 11/1/16	15,260,818
5,765	San Joaquin Hills Transportation Corridor Agency, Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/26	2,589,062

		$19,247,490

General Obligations — 10.2%
$1,000	California, 6.00%, 4/1/38	$990,420
2,400	California, (AMT), 5.05%, 12/1/36	2,016,072
3,895	Los Angeles Unified School District, 5.00%, 1/1/34	3,735,733
9,990	San Francisco Bay Area Rapid Transit District, (Election of 2004), 4.75%, 8/1/37(2)	9,600,440
5,400	Santa Clara County, (Election of 2008), 5.00%, 8/1/39(2)	5,416,767

		$21,759,432

Hospital — 18.4%
$1,000	California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 7/1/23	$964,460
1,465	California Health Facilities Financing Authority, (Catholic Healthcare West), 5.625%, 7/1/32	1,386,476
2,000	California Health Facilities Financing Authority, (Catholic Healthcare West), 6.00%, 7/1/39	2,002,980
5,600	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/34	4,881,072
2,000	California Health Facilities Financing Authority, (Marshall Medical Center), 5.00%, 11/1/33	1,707,020
5,910	California Health Facilities Financing Authority, (Sutter Health), 5.25%, 11/15/46(2)	5,300,443
10	California Health Facilities Financing Authority, (Sutter Health), 5.25%, 11/15/46	8,968
2,250	California Infrastructure and Economic Development Bank, (Kaiser Hospital), 5.50%, 8/1/31	2,139,570
4,885	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	4,094,216
2,500	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	2,198,050
2,500	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	2,185,075
1,850	California Statewide Communities Development Authority, (Kaiser Permanente), 5.50%, 11/1/32	1,741,090
1,500	California Statewide Communities Development Authority, (Sonoma County Indian Health), 6.40%, 9/1/29	1,331,055
2,700	San Benito Health Care District, 5.40%, 10/1/20	2,120,013
1,000	Torrance Hospital, (Torrance Memorial Medical Center), 5.50%, 6/1/31	954,650
1,650	Turlock, (Emanuel Medical Center, Inc.), 5.375%, 10/15/34	1,147,228
1,250	Washington Health Care Facilities Authority, (Providence Health Care), 5.25%, 7/1/29	1,132,188
5,000	Washington Township Health Care District, 5.00%, 7/1/37	4,161,300

		$39,455,854

1

Principal
Amount
(000’s omitted)	Security	Value
Housing — 1.7%
$3,000	California Housing Finance Agency, (AMT), 4.75%, 8/1/42	$2,140,380
1,348	Commerce, (Hermitage III Senior Apartments), 6.50%, 12/1/29	1,065,441
410	Commerce, (Hermitage III Senior Apartments), 6.85%, 12/1/29	321,278

		$3,527,099

Industrial Development Revenue — 2.1%
$2,750	California Pollution Control Financing Authority, (Browning Ferris Industries), (AMT), 5.80%, 12/1/16	$2,684,413
265	California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23	241,346
1,700	California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.40%, 4/1/25	1,565,105

		$4,490,864

Insured-Education — 1.2%
$2,575	California Educational Facilities Authority, (Pepperdine University), (AMBAC), 5.00%, 12/1/32	$2,498,832

		$2,498,832

Insured-Electric Utilities — 6.2%
$5,000	California Pollution Control Financing Authority, (Pacific Gas and Electric), (NPFG), (AMT), 5.35%, 12/1/16	$4,909,850
5,000	Northern California Power Agency, (Hydroelectric), (NPFG), 5.125%, 7/1/23	4,897,350
2,000	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	1,860,720
1,775	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	1,649,223

		$13,317,143

Insured-Escrowed/Prerefunded — 6.7%
$2,500	California Infrastructure and Economic Development, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/33	$2,781,175
5,000	California Infrastructure and Economic Development, (Bay Area Toll Bridges), (FGIC), Prerefunded to 1/1/28, 5.00%, 7/1/29(3)	5,562,350
15,000	Foothill/Eastern Corridor Agency, Toll Road Bonds, (FSA), (RADIAN), Escrowed to Maturity, 0.00%, 1/1/28	5,993,550

		$14,337,075

Insured-General Obligations — 5.3%
$2,000	Allan Hancock, (Joint Community College), (FSA), 4.375%, 8/1/31	$1,734,520
2,500	California, (AGC), 4.50%, 8/1/30	2,236,650
6,500	Los Angeles Unified School District, (Election of 2005), (FSA), 4.75%, 7/1/32(2)	6,052,540
2,285	Merced Unified School District, (FGIC), (NPFG), 0.00%, 8/1/19	1,326,123

		$11,349,833

Insured-Hospital — 3.4%
$2,550	California Statewide Communities Development Authority, (Children’s Hospital Los Angeles), (NPFG), 5.25%, 8/15/29	$2,311,473
4,920	California Statewide Communities Development Authority, (Sutter Health), (FSA), 5.75%, 8/15/27(2)	4,975,481

		$7,286,954

Insured-Lease Revenue/Certificates of Participation — 4.5%
$11,280	Anaheim Public Financing Authority, (Public Improvements), (FSA), 0.00%, 9/1/30	$2,772,398
5,000	Los Angeles County, (Disney Parking), (AMBAC), 0.00%, 9/1/17	3,353,150
5,370	Los Angeles County, (Disney Parking), (AMBAC), 0.00%, 3/1/18	3,450,977

		$9,576,525

Insured-Other Revenue — 2.0%
$2,745	Golden State Tobacco Securitization Corp., (AGC), 5.00%, 6/1/45	$2,452,548
2,000	Golden State Tobacco Securitization Corp., (AGC), (FGIC), 5.00%, 6/1/38	1,802,640

		$4,255,188

2

Principal
Amount
(000’s omitted)	Security	Value
Insured-Special Tax Revenue — 3.6%
$2,565	Ceres Redevelopment Agency, (Ceres Redevelopment Project Area No. 1), (AMBAC), 4.00%, 11/1/31	$1,720,166
2,740	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	2,368,237
4,540	San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, (FSA), 4.25%, 7/1/36	3,668,138

		$7,756,541

Insured-Transportation — 2.2%
$9,420	Alameda Corridor Transportation Authority, (NPFG), 0.00%, 10/1/33	$1,866,196
1,800	San Joaquin Hills Transportation Corridor Agency, Toll Road Bonds, (NPFG), 0.00%, 1/15/24	586,674
2,230	San Jose Airport, (AMBAC), (BHAC), (FSA), (AMT), 6.00%, 3/1/47	2,242,020

		$4,694,890

Insured-Water and Sewer — 5.3%
$8,000	Clovis Public Financing Authority, Wastewater Revenue, (AMBAC), 4.50%, 8/1/38	$6,422,960
4,060	Los Angeles Department of Water and Power, (FSA), 4.75%, 7/1/36	3,807,671
1,680	Los Angeles Department of Water and Power, (NPFG), 3.00%, 7/1/30	1,167,247

		$11,397,878

Lease Revenue/Certificates of Participation — 6.2%
$5,115	Los Angeles County, (Disney Parking), 0.00%, 3/1/16	$3,747,044
1,925	Los Angeles County, (Disney Parking), 0.00%, 3/1/17	1,313,543
3,100	Los Angeles County, (Disney Parking), 0.00%, 3/1/20	1,685,904
5,630	Pasadena Parking Facility, 6.25%, 1/1/18	6,501,243

		$13,247,734

Other Revenue — 1.3%
$615	California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/32	$528,488
920	California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/37	769,019
2,410	Golden State Tobacco Securitization Corp., 5.75%, 6/1/47	1,455,423

		$2,752,930

Senior Living/Life Care — 0.4%
$250	California Statewide Communities Development Authority, (Senior Living - Presbyterian Homes), 4.75%, 11/15/26	$187,375
1,000	California Statewide Communities Development Authority, (Senior Living - Presbyterian Homes), 4.875%, 11/15/36	681,930

		$869,305

Special Tax Revenue — 8.9%
$2,500	Bonita Canyon Public Financing Authority, 5.375%, 9/1/28	$1,858,800
415	Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	297,202
665	Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	431,412
1,810	Corona Public Financing Authority, 5.80%, 9/1/20	1,594,139
985	Fairfield Improvement Bond Act of 1915, (North Cordelia District), 7.375%, 9/2/18	1,001,765
1,750	Lincoln Public Financing Authority, Improvement Bond Act of 1915, (Twelve Bridges), 6.20%, 9/2/25	1,518,772
1,430	Moreno Valley Unified School District, 5.95%, 9/1/34	1,080,222
6,405	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	6,062,909
1,400	Santa Margarita Water District, 6.20%, 9/1/20	1,401,540
1,000	Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	832,200
350	Temecula Unified School District, 5.00%, 9/1/27	249,354
535	Temecula Unified School District, 5.00%, 9/1/37	341,523
1,000	Torrance Redevelopment Agency, 5.625%, 9/1/28	763,390
1,000	Tustin Community Facilities District, 6.00%, 9/1/37	818,550
900	Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	778,968

		$19,030,746

3

Principal
Amount
(000’s omitted)	Security	Value
Transportation — 1.2%
$2,750	Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.375%, 5/15/30(3)	$2,645,720

		$2,645,720

Water and Sewer — 2.3%
$3,160	California Department of Water Resources, 5.00%, 12/1/29	$3,246,837
1,740	Metropolitan Water District of Southern California, (Waterworks Revenue Authorization), 4.75%, 7/1/36(2)	1,673,453

		$4,920,290

Total Tax-Exempt Investments — 111.2% (identified cost $249,534,636)		$237,922,535

Other Assets, Less Liabilities — (11.2)%		$(24,037,622)

Net Assets — 100.0%		$213,884,913

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

GNMA	-	Government National Mortgage Association

NPFG	-	National Public Finance Guaranty Corp.

RADIAN	-	Radian Group, Inc.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2009, 36.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 13.1% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security represents the underlying municipal bond of a tender option bond trust.

(3)		Security (or a portion thereof) has been pledged as collateral for open swap contracts or inverse floating-rate security transactions.

4

A summary of financial instruments outstanding at June 30, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/09	173 U.S. Treasury Bond	Short	$(20,195,793)	$(20,476,172)	$(280,379)

Interest Rate Swaps

		Annual	Floating
	Notional	Fixed Rate	Rate	Effective Date/	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Termination Date	Depreciation
JPMorgan Chase Co.	$5,587,500	4.743%	3-month USD- LIBOR-BBA	September 14, 2009 / September 14, 2039	$(502,963)
Merrill Lynch Capital Services, Inc.	5,212,500	4.517	3-monthUSD- LIBOR-BBA	December 1, 2009 / December 1, 2039	(226,307)

					$(729,270)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At June 30, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2009, the aggregate fair value of derivative instruments (not accounted for as hedging instruments under Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 133) in a liability position and whose primary underlying risk exposure is interest rate risk was $1,009,649.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$225,916,359

Gross unrealized appreciation	$8,214,264
Gross unrealized depreciation	(18,978,088)

Net unrealized depreciation	$(10,763,824)

The Fund adopted FASB Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective October 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

At June 30, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total
Tax-Exempt Investments	$—	$237,922,535	$—	$237,922,535

Total Investments	$—	$237,922,535	$—	$237,922,535

Liability Description
Futures Contracts	$(280,379)	$—	$—	$(280,379)
Interest Rate Swaps	—	(729,270)	—	(729,270)

Total	$(280,379)	$(729,270)	$—	$(1,009,649)

The Fund held no investments or other financial instruments as of September 30, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance Massachusetts Municipals Fund	as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 112.9%

Principal
Amount
(000’s omitted)	Security	Value
Education — 26.8%
$15,000	Massachusetts Development Finance Agency, (Boston College), 5.00%, 7/1/42(1)	$14,904,450
4,500	Massachusetts Development Finance Agency, (Boston University), 5.45%, 5/15/59	4,285,845
3,930	Massachusetts Development Finance Agency, (Boston University), 6.00%, 5/15/59	4,064,131
5,075	Massachusetts Development Finance Agency, (Dexter School), 5.00%, 5/1/37	4,688,031
1,000	Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	955,380
3,500	Massachusetts Development Finance Agency, (New England Conservatory of Music), 5.25%, 7/1/38	2,839,410
1,000	Massachusetts Development Finance Agency, (Wheeler School), 6.50%, 12/1/29	956,460
8,260	Massachusetts Health and Educational Facilities Authority, (Berklee College), 5.00%, 10/1/37	7,945,211
6,000	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	6,158,700
8,000	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/32(2)	9,239,680
5,000	Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.375%, 8/15/38(3)	5,213,900
1,450	Massachusetts Industrial Finance Agency, (St. John’s High School, Inc.), 5.35%, 6/1/28	1,282,815

		$62,534,013

Electric Utilities — 3.1%
$8,715	Massachusetts Development Finance Agency, (Dominion Energy Brayton Point), (AMT), 5.00%, 2/1/36	$7,127,127

		$7,127,127

Escrowed/Prerefunded — 3.7%
$5,000	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	$5,660,550
2,540	Massachusetts Water Resources Authority, Escrowed to Maturity, 5.25%, 12/1/15	2,855,138

		$8,515,688

General Obligations — 2.0%
$4,500	Newton, 5.00%, 4/1/36	$4,643,415

		$4,643,415

Hospital — 10.6%
$2,000	Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center, Inc.), 5.75%, 7/1/36	$1,962,380
1,000	Massachusetts Health and Educational Facilities Authority, (Berkshire Health System), 6.25%, 10/1/31	876,280
1,135	Massachusetts Health and Educational Facilities Authority, (Central New England Health Systems), 6.125%, 8/1/13	1,135,204
5,000	Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	4,669,650
2,055	Massachusetts Health and Educational Facilities Authority, (Healthcare System-Covenant Health), 6.00%, 7/1/22	2,103,909
3,320	Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	2,546,706
11,820	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/32(1)	11,489,749
35	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.75%, 7/1/32	35,384

		$24,819,262

Housing — 6.8%
$2,000	Massachusetts Housing Finance Agency, (AMT), 4.65%, 12/1/36	$1,680,280
5,000	Massachusetts Housing Finance Agency, (AMT), 4.85%, 6/1/40	4,314,200
3,960	Massachusetts Housing Finance Agency, (AMT), 5.10%, 12/1/37	3,632,548
3,875	Massachusetts Housing Finance Agency, (AMT), 5.20%, 12/1/37	3,608,865

1

Principal
Amount
(000’s omitted)	Security	Value
$2,750	Massachusetts Housing Finance Agency, (AMT), 5.30%, 12/1/37	$2,527,305

		$15,763,198

Industrial Development Revenue — 2.8%
$2,155	Massachusetts Industrial Finance Agency, (American Hingham Water Co.), (AMT), 6.60%, 12/1/15	$2,155,086
5,170	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	4,260,184

		$6,415,270

Insured-Education — 7.0%
$2,500	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/28	$2,668,925
5,000	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/33(4)	5,282,950
5,460	Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)	5,801,013
2,800	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	2,678,592

		$16,431,480

Insured-Escrowed/Prerefunded — 0.1%
$200	Massachusetts Turnpike Authority, (NPFG), Escrowed to Maturity, 5.00%, 1/1/20	$224,960

		$224,960

Insured-Hospital — 0.8%
$1,950	Massachusetts Health and Educational Facilities Authority, (The Medical Center of Central Massachusetts), (AMBAC), Variable Rate, 11.35%, 6/23/22(5)	$1,945,729

		$1,945,729

Insured-Lease Revenue/Certificates of Participation — 2.8%
$7,500	Massachusetts Development Finance Agency, (NPFG), 5.125%, 2/1/34	$6,626,475

		$6,626,475

Insured-Other Revenue — 5.8%
$13,530	Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$13,539,877
25	Massachusetts Health and Educational Facilities Authority, (Capital Assets), (NPFG), 7.20%, 7/1/09	25,004

		$13,564,881

Insured-Special Tax Revenue — 7.2%
$3,220	Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32	$3,211,081
1,000	Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/34	985,940
7,500	Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/30	7,583,025
5,000	Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37	5,026,250

		$16,806,296

Insured-Student Loan — 4.4%
$3,000	Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$2,989,770
9,330	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	7,172,997

		$10,162,767

Insured-Transportation — 11.4%
$4,520	Massachusetts Port Authority, (Bosfuel Project), (FGIC), (NPFG), (AMT), 5.00%, 7/1/32	$3,791,963
10,000	Massachusetts Port Authority, (Bosfuel Project), (FGIC), (NPFG), (AMT), 5.00%, 7/1/38	8,119,700
19,000	Massachusetts Turnpike Authority, (NPFG), 0.00%, 1/1/28	5,612,980
10,750	Massachusetts Turnpike Authority, Metropolitan Highway System, (NPFG), 0.00%, 1/1/22	5,016,380
4,320	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	4,152,017

		$26,693,040

Nursing Home — 2.1%
$2,265	Massachusetts Health and Educational Facilities Authority, (Christopher House), 6.875%, 1/1/29	$1,886,564
3,000	Massachusetts Industrial Finance Agency, (Age Institute of Massachusetts), 8.05%, 11/1/25	2,999,970

		$4,886,534

2

Principal
Amount
(000’s omitted)	Security	Value
Senior Living/Life Care — 2.4%
$1,250	Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc./Edgecombe), 5.10%, 7/1/29	$911,450
615	Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.125%, 11/1/27	428,409
2,465	Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.20%, 11/1/41	1,546,048
4,650	Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.75%, 11/15/42	2,802,229

		$5,688,136

Solid Waste — 1.1%
$3,250	Massachusetts Industrial Finance Agency, Resource Recovery, (Ogden Haverhill), (AMT), 5.60%, 12/1/19	$2,632,890

		$2,632,890

Special Tax Revenue — 3.4%
$6,450	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/23	$3,206,037
3,335	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/31	941,804
10,395	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/34	2,425,465
1,255	Virgin Islands Public Finance Authority, 6.75%, 10/1/37(6)	1,257,209

		$7,830,515

Water and Sewer — 8.6%
$6,440	Boston Industrial Development Authority, (Harbor Electric Energy Co.), (AMT), 7.375%, 5/15/15	$6,456,873
4,000	Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/32	4,160,560
10,000	Massachusetts Water Resources Authority, 4.00%, 8/1/46(3)	7,678,000
1,625	Massachusetts Water Resources Authority, 5.25%, 12/1/15	1,837,014

		$20,132,447

Total Tax-Exempt Investments — 112.9% (identified cost $280,210,740)		$263,444,123

Other Assets, Less Liabilities — (12.9)%		$(30,079,158)

Net Assets — 100.0%		$233,364,965

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2009, 35.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.6% to 14.3% of total investments.

(1)		Security represents the underlying municipal bond of a tender option bond trust.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)		Security (or a portion thereof) has been pledged as collateral for open swap contracts or inverse floating-rate security transactions.

(4)		Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(5)		Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2009.

(6)		When-issued security.

3

A summary of financial instruments outstanding at June 30, 2009 is as follows:

Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)
9/09	135 U.S. Treasury Bond	Short	$(15,832,514)	$(15,978,515)	$(146,001)
9/09	215 U.S. Treasury Note	Short	(25,293,945)	(24,997,110)	296,835

					$150,834

Interest Rate Swaps

		Annual	Floating
	Notional	Fixed Rate	Rate	Effective Date/	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Termination Date	Depreciation
JPMorgan Chase Co.	$6,237,500	4.743%	3-month USD- LIBOR-BBA	September 14, 2009 / September 14, 2039	$(561,474)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At June 30, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2009, the aggregate fair value of derivative instruments (not accounted for as hedging instruments under Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 133) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $296,835 and $707,475, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$248,458,065

Gross unrealized appreciation	$5,334,937
Gross unrealized depreciation	(20,263,879)

Net unrealized depreciation	$(14,928,942)

The Fund adopted FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, effective October 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At June 30, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total
Tax-Exempt Investments	$—	$263,444,123	$—	$263,444,123
Futures Contracts	296,835	—	—	296,835

Total	$296,835	$263,444,123	$—	$263,740,958

Liability Description
Futures Contracts	$(146,001)	$—	$—	$(146,001)
Interest Rate Swaps	—	(561,474)	—	(561,474)

Total	$(146,001)	$(561,474)	$—	$(707,475)

The Fund held no investments or other financial instruments as of September 30, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Mississippi Municipals Fund	as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 103.6%

Principal
Amount
(000’s omitted)	Security	Value
Education — 3.4%
$500	University Educational Building Corp., (Residential College), 5.00%, 10/1/33	$497,875

		$497,875

Escrowed/Prerefunded — 8.6%
$1,500	Mississippi Housing Finance Corp., SFMR, Escrowed to Maturity, 0.00%, 6/1/15(1)	$1,251,450

		$1,251,450

General Obligations — 4.0%
$285	Mississippi, 4.75%, 1/1/27	$287,100
300	Mississippi, 4.75%, 1/1/28	301,440

		$588,540

Hospital — 6.1%
$500	Mississippi Hospital Equipment and Facilities Authority, (Baptist Health System), 5.00%, 8/15/29	$435,140
600	Mississippi Hospital Equipment and Facilities Authority, (South Central Regional Medical Center), 5.25%, 12/1/31	450,840

		$885,980

Industrial Development Revenue — 7.1%
$200	Lowndes County, (Weyerhaeuser), 6.80%, 4/1/22	$191,506
175	Mississippi Business Finance Corp., (Air Cargo), (AMT), 7.25%, 7/1/34	135,734
500	Mississippi Business Finance Corp., (Northrop Grumman Ship System), 4.55%, 12/1/28	411,590
300	Warren County, (International Paper), (AMT), 6.70%, 8/1/18	291,552

		$1,030,382

Insured-Bond Bank — 2.6%
$435	Mississippi Development Bank, (Capital Projects), (AMBAC), 5.00%, 7/1/24	$381,786

		$381,786

Insured-Electric Utilities — 6.2%
$750	Mississippi Development Bank, (Municipal Energy), (XLCA), 5.00%, 3/1/41	$585,660
300	Puerto Rico Electric Power Authority, (NPFG), 5.50%, 7/1/16	311,553

		$897,213

Insured-Escrowed/Prerefunded — 10.7%
$750	Jackson State University Educational Building Corp., (FGIC), Prerefunded to 3/1/14, 5.00%, 3/1/29	$849,413
150	Puerto Rico, (FSA), Prerefunded to 7/1/11, 5.125%, 7/1/30	162,567
500	Southern Mississippi University Educational Building Corp., (AMBAC), Prerefunded to 3/1/11, 5.00%, 3/1/21	538,600

		$1,550,580

Insured-General Obligations — 14.6%
$500	Hinds County, (NPFG), 6.25%, 3/1/11	$542,155
400	Mississippi Development Bank, (FSA), 4.50%, 10/1/36	359,040
200	Mississippi Development Bank, (Gulf Coast College District), (XLCA), 4.25%, 1/1/24	183,302

1

Principal
Amount
(000’s omitted)	Security	Value
$500	Mississippi Development Bank, (Hinds Community College District), (AGC), 5.375%, 10/1/33	$511,635
500	Mississippi Development Bank, (Jackson Public School District), (FSA), 5.375%, 4/1/28	520,675

		$2,116,807

Insured-Hospital — 10.8%
$750	Gulfport, (Gulfport Memorial Hospital), (NPFG), 6.20%, 7/1/18	$750,180
285	Hinds County, (Mississippi Methodist Hospital), (AMBAC), 5.60%, 5/1/12	300,949
610	Mississippi Development Bank, (Covington County Hospital), (AMBAC), 5.00%, 7/1/31	522,739

		$1,573,868

Insured-Lease Revenue/Certificates of Participation — 7.2%
$250	Mississippi Development Bank, (Capital Projects & Equipment), (FSA), 5.00%, 7/1/28	$253,455
250	Mississippi Development Bank, (Capital Projects & Equipment), (FSA), 5.25%, 7/1/26	261,288
250	Mississippi Development Bank, Special Obligation Bond, (Harrison County Project), (AGC), 4.75%, 10/1/28	253,430
250	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	280,205

		$1,048,378

Insured-Special Tax Revenue — 0.7%
$735	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	$38,948
135	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/44	14,916
270	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/45	27,966
215	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/46	20,825

		$102,655

Insured-Transportation — 5.6%
$500	Jackson Municipal Airport Authority, (AMBAC), 5.00%, 10/1/31	$483,030
365	Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	325,668

		$808,698

Insured-Water and Sewer — 7.2%
$300	Gautier Utility District, (FGIC), (NPFG), 5.125%, 3/1/19	$301,650
250	Jackson Water and Sewer System, (FSA), 4.75%, 9/1/24	252,072
250	Mississippi Development Bank, (Combined Water & Sewer System), (FSA), 5.00%, 9/1/29	251,225
250	Mississippi Development Bank, (Desoto County Regional Utility Authority), (AMBAC), 5.00%, 7/1/32	238,183

		$1,043,130

Nursing Home — 1.6%
$270	Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$226,589

		$226,589

Other Revenue — 0.6%
$3,110	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$68,389
2,195	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	25,396

		$93,785

Special Tax Revenue — 3.2%
$485	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$459,096

		$459,096

2

Principal
Amount
(000’s omitted)	Security	Value
Water and Sewer — 3.4%
$250	Mississippi Development Bank, (Desoto County Regional Utility Authority), 5.25%, 7/1/28	$247,923
250	Mississippi Development Bank, (Desoto County Regional Utility Authority), 5.25%, 7/1/31	239,925

		$487,848

Total Tax-Exempt Investments — 103.6% (identified cost $15,689,188)		$15,044,660

Other Assets, Less Liabilities — (3.6)%		$(519,652)

Net Assets — 100.0%		$14,525,008

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Mississippi municipalities. In addition, 11.9% of the Fund’s net assets at June 30, 2009 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2009, 63.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 5.1% to 18.5% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

3

A summary of financial instruments outstanding at June 30, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/09	17 U.S. Treasury Bond	Short	$(1,993,724)	$(2,012,109)	$(18,385)

Interest Rate Swaps

		Annual
	Notional	Fixed Rate	Floating Rate	Effective Date/	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Termination Date	Depreciation
JPMorgan Chase Co.	$300,000	4.743%	3-month USD- LIBOR-BBA	September 14, 2009 / September 14, 2039	$(27,005)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At June 30, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2009, the aggregate fair value of derivative instruments (not accounted for as hedging instruments under Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 133) in a liability position and whose primary underlying risk exposure is interest rate risk was $45,390.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$15,560,510

Gross unrealized appreciation	$655,162
Gross unrealized depreciation	(1,171,012)

Net unrealized depreciation	$(515,850)

The Fund adopted FASB Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective October 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At June 30, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total
Tax-Exempt Investments	$—	$15,044,660	$—	$15,044,660

Total Investments	$—	$15,044,660	$—	$15,044,660

Liability Description
Futures Contracts	$(18,385)	$—	$—	$(18,385)
Interest Rate Swaps	—	(27,005)	—	(27,005)

Total	$(18,385)	$(27,005)	$—	$(45,390)

The Fund held no investments or other financial instruments as of September 30, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance New York Municipals Fund	as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 109.7%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 1.0%
$4,250	Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$3,481,218

		$3,481,218

Education — 17.9%
$1,810	Geneva Industrial Development Agency, (Hobart & William Smith Project), 5.375%, 2/1/33	$1,773,185
3,200	Hempstead Industrial Development Agency, (Adelphi University), 4.50%, 10/1/24	3,012,192
4,005	New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/34	4,065,555
2,110	New York City Industrial Development Agency, (St. Francis College), 5.00%, 10/1/34	1,859,564
8,500	New York Dormitory Authority, (City University), 6.00%, 7/1/20	9,559,185
860	New York Dormitory Authority, (City University), 7.50%, 7/1/10	882,412
5,000	New York Dormitory Authority, (Columbia University), 5.00%, 7/1/38(1)	5,146,050
10,000	New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34(2)	10,221,200
2,500	New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39	2,543,325
8,500	New York Dormitory Authority, (Rochester Institute of Technology), 6.00%, 7/1/33	8,896,865
2,000	New York Dormitory Authority, (State University Educational Facilities), 5.50%, 5/15/19	2,184,620
2,650	New York Dormitory Authority, (Vassar College), 4.25%, 7/1/39	2,262,490
10,000	New York Dormitory Authority, (Vassar College), 5.00%, 7/1/46	9,578,100

		$61,984,743

Electric Utilities — 3.6%
$2,930	Long Island Power Authority, Electric System Revenue, 6.00%, 5/1/33	$3,186,111
5,000	New York State Energy Research and Development Authority, (Brooklyn Union Gas), 6.952%, 7/1/26	5,005,100
4,800	Suffolk County Industrial Development Agency, (Keyspan-Port Jefferson), (AMT), 5.25%, 6/1/27	4,170,048

		$12,361,259

General Obligations — 3.5%
$1,010	New York City, 4.50%, 5/15/30	$946,087
2,000	New York City, 5.375%, 4/1/36	2,054,060
4,000	New York City, 6.25%, 10/15/28	4,430,320
650	Southampton, 3.50%, 12/15/20	645,983
1,000	Southampton, 3.75%, 12/15/21	1,004,550
1,000	Southampton, 4.00%, 12/15/22	1,018,240
1,050	Southampton, 4.00%, 12/15/26	1,031,835
1,100	Southampton, 4.25%, 12/15/27	1,102,750

		$12,233,825

Health Care-Miscellaneous — 0.2%
$340	New York City Industrial Development Agency, (A Very Special Place, Inc.), 5.75%, 1/1/29	$248,982
110	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series A, 7.50%, 9/1/15	108,525
55	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series C, 7.50%, 9/1/15	54,262
165	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series F, 7.50%, 9/1/15	162,787
145	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series J, 7.50%, 9/1/15	143,056

		$717,612

Hospital — 13.9%
$925	Chautauqua County Industrial Development Agency, (Women’s Christian Association), 6.35%, 11/15/17	$817,089

1

Principal
Amount
(000’s omitted)	Security	Value
$3,065	Chautauqua County Industrial Development Agency, (Women’s Christian Association), 6.40%, 11/15/29	$2,296,513
3,000	Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 6.00%, 11/1/18	2,506,680
4,250	Monroe County Industrial Development Agency, (Highland Hospital), 5.00%, 8/1/22	3,918,967
430	Nassau County Industrial Development Agency, (North Shore Health System), 5.875%, 11/1/11	444,513
4,500	New York Dormitory Authority, (Lenox Hill Hospital), 5.50%, 7/1/30	3,377,385
3,305	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.75%, 7/1/28	3,200,463
6,750	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/36(2)	6,545,846
2,000	New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/33	1,466,540
3,305	New York Dormitory Authority, (Mount Sinai Hospital), 5.50%, 7/1/26	3,304,669
3,155	New York Dormitory Authority, (North Shore Hospital), 5.00%, 11/1/34	2,844,990
4,500	New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	4,000,500
1,420	New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	1,116,745
2,830	New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	2,169,167
3,325	New York Dormitory Authority, (St. Lukes Roosevelt Hospital), 4.90%, 8/15/31	3,119,781
2,750	Oneida County Industrial Development Agency, (Elizabeth Medical Center), 5.875%, 12/1/29	1,979,037
1,000	Oneida County Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	722,170
5,000	Suffolk County Industrial Development Agency, (Huntington Hospital), 5.875%, 11/1/32	4,430,300

		$48,261,355

Housing — 4.0%
$3,500	New York City Housing Development Corp., (MFMR), (AMT), 4.70%, 11/1/40(3)	$2,932,510
2,000	New York City Housing Development Corp., (MFMR), (AMT), 5.05%, 11/1/39	1,821,260
2,000	New York Housing Finance Agency, 5.25%, 11/1/41	1,934,040
3,000	New York Mortgage Agency, (AMT), 5.20%, 10/1/32(3)	2,856,000
2,280	New York Mortgage Agency, (AMT), 5.30%, 4/1/29	2,231,983
1,925	New York Mortgage Agency, (AMT), 5.65%, 4/1/30	1,925,212

		$13,701,005

Industrial Development Revenue — 7.8%
$4,825	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(2)	$4,405,225
3,405	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	3,108,527
4,030	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	3,796,059
3,500	New York Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.00%, 8/1/12	3,395,700
11,000	Onondaga County Industrial Development Agency, (Anheuser-Busch Cos., Inc.), 4.875%, 7/1/41	9,656,790
1,960	Onondaga County Industrial Development Agency, (Senior Air Cargo), (AMT), 6.125%, 1/1/32	1,436,484
1,440	Port Authority of New York and New Jersey, (Continental Airlines), (AMT), 9.125%, 12/1/15	1,440,547

		$27,239,332

Insured-Education — 2.9%
$6,705	New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35(4)	$6,007,546
2,250	New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/37	2,223,967
2,135	New York Dormitory Authority, (University of Rochester), (AMBAC), 4.25%, 7/1/39	1,709,815

		$9,941,328

Insured-Electric Utilities — 3.9%
$4,250	Long Island Power Authority, (BHAC), 6.00%, 5/1/33	$4,759,065
5,580	New York Power Authority, (NPFG), 4.50%, 11/15/47	4,986,567
4,200	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	3,902,388

		$13,648,020

Insured-Escrowed/Prerefunded — 1.8%
$16,945	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	$6,080,205

		$6,080,205

Insured-General Obligations — 2.3%
$2,575	Brentwood Union Free School District, (AGC), 4.75%, 11/15/21	$2,771,344
2,700	Brentwood Union Free School District, (AGC), 4.75%, 11/15/22	2,874,231

2

Principal
Amount
(000’s omitted)	Security	Value
$675	Jamestown, (AMBAC), 7.10%, 3/15/12	$772,355
675	Jamestown, (AMBAC), 7.10%, 3/15/13	792,322
515	Jamestown, (AMBAC), 7.10%, 3/15/14	616,923

		$7,827,175

Insured-Lease Revenue/Certificates of Participation — 3.8%
$15,325	Hudson Yards Infrastructure Corp., (NPFG), 4.50%, 2/15/47	$12,271,187
1,085	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36	946,891

		$13,218,078

Insured-Other Revenue — 1.7%
$1,045	New York City Cultural Resource Trust, (American Museum of Natural History), (NPFG), 5.00%, 7/1/44	$1,013,107
10,225	New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/30	2,923,634
2,590	New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	691,193
5,000	New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/33	1,175,750

		$5,803,684

Insured-Special Tax Revenue — 3.7%
$3,750	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	$3,131,700
4,970	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 5.00%, 11/15/44	4,335,480
1,000	New York Urban Development Corp., (FGIC), (NPFG), 5.25%, 3/15/34	1,015,740
6,750	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	1,600,762
16,200	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	2,248,560
4,140	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	460,037

		$12,792,279

Insured-Transportation — 2.1%
$3,500	Niagara Frontier Airport Authority, (Buffalo Niagara International Airport), (NPFG), (AMT), 5.625%, 4/1/29	$3,186,960
5,080	Port Authority of New York and New Jersey, (AGC), (AMT), 4.50%, 9/1/35	4,251,655

		$7,438,615

Insured-Water and Sewer — 1.0%
$2,535	Nassau County Industrial Development Agency, (Water Services Corp.), (AMBAC), (AMT), 5.00%, 12/1/35	$2,119,057
1,505	New York City Municipal Water Finance Authority, (Water and Sewer System), (FSA), 4.50%, 6/15/39	1,358,549

		$3,477,606

Lease Revenue/Certificates of Participation — 5.8%
$9,045	New York City Transitional Finance Authority, (Building Aid), 4.50%, 1/15/38	$7,866,708
10,940	New York Urban Development Corp., 5.70%, 4/1/20	12,355,527

		$20,222,235

Other Revenue — 0.4%
$2,000	Albany Industrial Development Agency, Civic Facility, (Charitable Leadership), 5.75%, 7/1/26	$1,535,060

		$1,535,060

Senior Living/Life Care — 0.9%
$800	Mount Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.20%, 6/1/29	$664,912
2,900	Suffolk County Industrial Development Agency, (Jefferson’s Ferry Project), 5.00%, 11/1/28	2,279,893

		$2,944,805

Special Tax Revenue — 7.6%
$6,700	Metropolitan Transportation Authority, Dedicated Tax Revenue, 5.00%, 11/15/34	$6,602,984
5,500	New York Dormitory Authority, Personal Income Tax Revenue, (University & College Improvements), 5.25%, 3/15/38	5,578,925

3

Principal
Amount
(000’s omitted)	Security	Value
$50,000	Puerto Rico Sales Tax Financing, 0.00%, 8/1/56	$2,294,000
10,415	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	9,858,735
1,890	Virgin Islands Public Finance Authority, 6.75%, 10/1/37(5)	1,893,326

		$26,227,970

Transportation — 11.4%
$3,925	Metropolitan Transportation Authority, 4.50%, 11/15/37	$3,414,829
6,500	Metropolitan Transportation Authority, 4.50%, 11/15/38	5,634,200
12,000	Port Authority of New York and New Jersey, 5.00%, 11/15/37(2)	12,031,920
2,500	Port Authority of New York and New Jersey, 6.125%, 6/1/94	2,721,500
7,100	Port Authority of New York and New Jersey, (AMT), 4.75%, 6/15/33	6,386,805
9,000	Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34	9,234,000

		$39,423,254

Water and Sewer — 8.5%
$12,420	New York Environmental Facilities Corp., Clean Water, (Municipal Water Finance), 4.50%, 6/15/36(2)	$11,419,818
8,400	New York Environmental Facilities Corp., Clean Water, (Municipal Water Finance), 5.00%, 6/15/37(2)	8,533,224
5,000	New York Environmental Facilities Corp., Clean Water, (Municipal Water Finance), 5.125%, 6/15/38	5,048,450
955	New York Municipal Water Finance Authority, 4.50%, 6/15/32	895,169
3,460	New York Municipal Water Finance Authority, 5.75%, 6/15/40	3,703,480

		$29,600,141

Total Tax-Exempt Investments — 109.7% (identified cost $402,655,663)		$380,160,804

Other Assets, Less Liabilities — (9.7)%		$(33,462,463)

Net Assets — 100.0%		$346,698,341

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

MFMR	-	Multi Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2009, 21.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.2% to 9.1% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security represents the underlying municipal bond of a tender option bond trust.

(3)		Security (or a portion thereof) has been pledged as collateral for open swap contracts.

(4)		Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(5)		When-issued security.

4

A summary of financial instruments outstanding at June 30, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/09	428 U.S. Treasury Bond	Short	$(50,194,936)	$(50,657,813)	$(462,877)

Interest Rate Swaps

		Annual	Floating
	Notional	Fixed Rate	Rate	Effective Date/	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Termination Date	Depreciation
JPMorgan Chase Co.	$8,900,000	4.743%	3-month USD- LIBOR-BBA	September 14, 2009 / September 14, 2039	$(801,141)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At June 30, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2009, the aggregate fair value of derivative instruments (not accounted for as hedging instruments under Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 133) in a liability position and whose primary underlying risk exposure is interest rate risk was $1,264,018.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$364,850,780

Gross unrealized appreciation	$8,345,241
Gross unrealized depreciation	(29,685,217)

Net unrealized depreciation	$(21,339,976)

The Fund adopted FASB Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective October 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

At June 30, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total
Tax-Exempt Investments	$—	$380,160,804	$—	$380,160,804

Total Investments	$—	$380,160,804	$—	$380,160,804

Liability Description
Futures Contracts	$(462,877)	$—	$—	$(462,877)
Interest Rate Swaps	—	(801,141)	—	(801,141)

Total	$(462,877)	$(801,141)	$—	$(1,264,018)

The Fund held no investments or other financial instruments as of September 30, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance Ohio Municipals Fund	as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 102.8%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 0.5%
$1,805	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 5.875%, 9/1/20	$1,453,332

		$1,453,332

Education — 2.0%
$5,000	Ohio Higher Educational Facilities Authority, (Case Western Reserve University), 5.00%, 12/1/33	$4,903,050
550	Ohio Higher Educational Facilities Authority, (Case Western Reserve University), 6.50%, 10/1/20	648,164

		$5,551,214

Electric Utilities — 0.5%
$1,450	Clyde, Electric System Revenue, (AMT), 6.00%, 11/15/14	$1,410,081

		$1,410,081

Escrowed/Prerefunded — 4.7%
$1,050	North Canton Health Care Facilities, (St. Luke Lutheran), (GNMA), Prerefunded to 3/20/11, 6.10%, 9/20/16	$1,142,652
6,455	North Canton Health Care Facilities, (St. Luke Lutheran), (GNMA), Prerefunded to 3/20/11, 9.55%, 3/20/32	7,576,814
2,000	Ohio Water Development Authority, (Fresh Water Improvement), Prerefunded to 6/1/14, 5.00%, 12/1/28	2,272,020
1,670	Richland County Hospital Facilities, (Medcentral Health Systems), Prerefunded to 11/15/10, 6.375%, 11/15/30	1,812,251

		$12,803,737

General Obligations — 2.9%
$1,000	Beavercreek City School District, 5.00%, 12/1/36	$1,002,290
1,000	Butler County, Special Assessment, 5.50%, 12/1/28	1,084,040
4,500	Columbus City School District, (School Facilities, Construction and Improvement), 4.75%, 12/1/33	4,373,100
1,000	Highland Local School District, (School Facilities, Construction and Improvement), 5.50%, 12/1/36	1,050,180
370	Tuscarawas County, (Public Library Improvement), 6.90%, 12/1/11	370,474

		$7,880,084

Hospital — 8.0%
$500	Erie County Hospital Facilities, (Firelands Regional Medical Center), 5.00%, 8/15/36	$373,400
2,350	Erie County Hospital Facilities, (Firelands Regional Medical Center), 5.25%, 8/15/46	1,750,891
3,000	Erie County Hospital Facilities, (Firelands Regional Medical Center), 5.625%, 8/15/32	2,512,500
1,250	Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	1,035,262
2,000	Ohio Higher Educational Facilities Authority, (University Hospital Health Systems, Inc.), 4.75%, 1/15/36	1,564,260
2,500	Ohio Higher Educational Facilities Authority, (University Hospital Health Systems, Inc.), 4.75%, 1/15/46	1,875,350
5,000	Ohio Higher Educational Facilities Authority, (University Hospital Health Systems, Inc.), 5.25%, 1/15/46	4,191,300
4,880	Ohio Higher Educational Facility Commission, (Cleveland Clinic Health), 5.25%, 1/1/33	4,893,274

1

Principal
Amount
(000’s omitted)	Security	Value
$3,500	Richland County Hospital Facilities, (Medcentral Health Systems), 5.25%, 11/15/36	$2,943,500
830	Richland County Hospital Facilities, (Medcentral Health Systems), 6.375%, 11/15/30	832,789

		$21,972,526

Housing — 0.6%
$2,000	Ohio Housing Finance Agency, (Residential Mortgage Backed Securities), (FNMA), (GNMA), (AMT), 4.75%, 3/1/37	$1,722,020

		$1,722,020

Industrial Development Revenue — 4.9%
$4,235	Cleveland Airport, (Continental Airlines), (AMT), 5.375%, 9/15/27	$2,474,384
2,890	Dayton Special Facilities Revenue, (Emery Air Freight), 5.625%, 2/1/18	2,903,843
1,000	Ohio Pollution Control, (Standard Oil), 6.75%, 12/1/15	1,161,360
4,000	Ohio Sewer and Solid Waste Disposal Facilities, (Anheuser-Busch Cos., Inc.), (AMT), 6.00%, 7/1/35	3,506,840
825	Ohio Water Development Authority, Solid Waste Disposal, (Allied Waste North America, Inc.), (AMT), 5.15%, 7/15/15	785,260
3,165	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	2,608,023

		$13,439,710

Insured-Education — 4.9%
$945	Miami University, (AMBAC), 3.25%, 9/1/26	$728,142
6,330	Ohio Higher Educational Facilities Authority, (University of Dayton), (AMBAC), 5.00%, 12/1/30	6,159,343
6,700	University of Cincinnati, (NPFG), 5.00%, 6/1/34	6,578,931

		$13,466,416

Insured-Electric Utilities — 10.2%
$4,300	American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.25%, 2/15/33	$4,350,267
2,540	Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	929,742
2,000	Cleveland Public Power System, (NPFG), 5.00%, 11/15/38	1,885,500
2,000	Cuyahoga County Utility Systems, (Medical Center Co.), (NPFG), (AMT), 6.10%, 8/15/15	2,001,300
2,000	Hamilton, Electric System Revenue, (FSA), 4.70%, 10/15/25	2,003,680
6,320	Ohio Air Quality Development Authority, (Dayton Power & Light Co.), (BHAC), (FGIC), 4.80%, 1/1/34(1)	6,125,218
5,080	Ohio Air Quality Development Authority, (Ohio Power), (AMBAC), 5.15%, 5/1/26	4,635,957
3,000	Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	1,099,440
2,500	Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	845,000
4,750	Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/28	1,496,107
2,750	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	2,555,135

		$27,927,346

Insured-Escrowed/Prerefunded — 3.1%
$1,500	Amherst School District, (FGIC), Prerefunded to 12/1/11, 5.00%, 12/1/26	$1,641,090
1,000	Cincinnati City School District, (Classroom Facilities Construction & Improvement), (FSA), Prerefunded to 12/1/13, 5.00%, 12/1/31	1,132,660
495	Cuyahoga County Hospital, (Cleveland Clinic), (NPFG), Escrowed to Maturity, 5.125%, 1/1/29	501,356
1,500	Little Miami School District, (FSA), Prerefunded to 12/1/16, 5.00%, 12/1/34	1,733,580
1,000	Marysville Exempt Village School District, (School Facilities), (NPFG), Prerefunded to 6/1/15, 5.25%, 12/1/30	1,160,450
845	Ohio Higher Educational Facilities Authority, (Xavier University), (CIFG), Prerefunded to 5/1/16, 5.00%, 5/1/22	959,447

2

Principal
Amount
(000’s omitted)	Security	Value
$1,245	Ohio Higher Educational Facilities Authority, (Xavier University), (CIFG), Prerefunded to 5/1/16, 5.25%, 5/1/21	$1,432,858

		$8,561,441

Insured-General Obligations — 32.8%
$2,000	Adams County Local School District, (FSA), 4.25%, 12/1/33	$1,836,520
1,300	Brookfield Local School District, (FSA), 5.25%, 1/15/36	1,321,437
2,500	Canal Winchester Local School District, (NPFG), 0.00%, 12/1/32	624,700
10,000	Cincinnati City School District, (Classroom Facilities Construction & Improvement), (FGIC), (FSA), 5.25%, 12/1/29	10,648,600
5,000	Cincinnati City School District, (Classroom Facilities Construction & Improvement), (FGIC), (FSA), 5.25%, 12/1/30	5,291,900
1,000	Cincinnati City School District, (Classroom Facilities Construction & Improvement), (FSA), 5.00%, 12/1/21	1,089,520
2,155	Cleveland, (AMBAC), 5.50%, 10/1/23	2,332,464
1,550	Clyde-Green Springs Exempted Village School District, (FSA), 4.50%, 12/1/31	1,454,117
5,000	Columbus School District, (Classroom Facilities Construction & Improvement), (FSA), 4.25%, 12/1/32	4,495,300
3,700	Fairview Park, (NPFG), 5.00%, 12/1/25	3,734,225
3,085	Hamilton City School District, (FSA), 4.25%, 12/1/30	2,910,667
770	Hamilton City School District, (FSA), 5.00%, 12/1/18	858,850
1,090	Hilliard School District, (NPFG), 5.00%, 12/1/27	1,121,937
1,965	Lakewood City School District, (FSA), 4.50%, 12/1/26	1,981,388
9,605	Maderia City School District, (FSA), 5.25%, 12/1/32	10,378,491
3,525	Mason City School District, (FSA), 5.25%, 12/1/31	3,822,545
1,750	Mount Healthy City School District, (FSA), 5.00%, 12/1/31	1,754,918
3,500	Mount Healthy City School District, (FSA), 5.00%, 12/1/35	3,444,385
1,745	Olentangy Local School District, (FSA), 5.00%, 12/1/21	1,875,160
5,255	Olentangy Local School District, (FSA), 5.00%, 12/1/30	5,393,837
550	Orrville City School District, (AMBAC), 5.25%, 12/1/35	555,192
1,620	Painesville City School District, (NPFG), 5.00%, 12/1/24	1,642,113
3,140	Pickerington Local School District, (NPFG), 4.25%, 12/1/34	2,857,808
1,500	Pickerington Local School District, (School Facility Contract), (FGIC), (NPFG), 0.00%, 12/1/16	1,139,520
5,000	Springboro Community City School District, (FSA), 5.25%, 12/1/30	5,389,750
5,000	Springboro Community City School District, (FSA), 5.25%, 12/1/32	5,336,100
6,705	Westerville City School District, (XLCA), 5.00%, 12/1/27	6,884,023

		$90,175,467

Insured-Hospital — 4.0%
$5,000	Butler County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.00%, 5/15/31(2)	$4,011,550
500	Cuyahoga County, (Cleveland Clinic), (NPFG), 5.125%, 1/1/29	490,635
1,300	Franklin County, (Ohio Health Corp.), (NPFG), 5.00%, 5/15/33	1,222,312
2,785	Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.00%, 5/15/32	2,540,672
2,575	Lorain County, (Catholic Healthcare Partners), (FSA), Variable Rate, 17.408%, 2/1/29(3)(4)(5)	2,632,989

		$10,898,158

Insured-Special Tax Revenue — 1.4%
$510	Hamilton County, Sales Tax Revenue, (AMBAC), 5.25%, 12/1/32	$485,566
4,760	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	1,013,214

3

Principal
Amount
(000’s omitted)	Security	Value
$5,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	$694,000
590	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	65,561
1,970	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	1,702,710

		$3,961,051

Insured-Transportation — 6.0%
$7,000	Ohio Turnpike Commission, (FGIC), (NPFG), 5.50%, 2/15/24	$7,831,670
5,000	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(6)	4,805,575
4,290	Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	3,827,709

		$16,464,954

Insured-Water and Sewer — 3.2%
$5,000	Cleveland Waterworks, (NPFG), 5.00%, 1/1/37	$4,948,400
3,500	Marysville Wastewater Treatment System, (AGC), (XLCA), 4.75%, 12/1/47	3,064,390
810	Toledo Waterworks, (NPFG), 5.00%, 11/15/25	811,709

		$8,824,499

Lease Revenue/Certificates of Participation — 0.6%
$1,455	Franklin County Convention Facilities Authority, 5.00%, 12/1/27	$1,522,075

		$1,522,075

Nursing Home — 0.4%
$1,045	Cuyahoga County Health Care Facilities, (Maple Care Center), (GNMA), (AMT), 8.00%, 8/20/16	$1,097,417

		$1,097,417

Other Revenue — 2.6%
$23,090	Buckeye Tobacco Settlement Financing Authority, 0.00%, 6/1/47	$426,241
2,275	Buckeye Tobacco Settlement Financing Authority, 5.875%, 6/1/47	1,285,830
1,500	Ohio State Building Authority, 5.00%, 10/1/27	1,554,975
4,700	Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	3,807,329

		$7,074,375

Pooled Loans — 3.8%
$690	Cleveland-Cuyahoga County Port Authority, (Columbia National), (AMT), 5.00%, 5/15/20	$555,036
695	Cleveland-Cuyahoga County Port Authority, (Fairmount Project), 5.125%, 5/15/25	533,086
120	Ohio Economic Development Commission, (Burrows Paper), (AMT), 7.625%, 6/1/11	120,325
1,440	Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 4.85%, 6/1/25	1,386,129
120	Ohio Economic Development Commission, (Progress Plastic Products), (AMT), 7.80%, 12/1/09	120,605
7,455	Rickenbacker Port Authority, Oasbo Expanded Asset Pool Loan, 5.375%, 1/1/32(6)	7,411,786
390	Toledo Lucas County Port Authority, (AMT), 5.125%, 11/15/25	262,014

		$10,388,981

Special Tax Revenue — 2.3%
$1,875	Cleveland-Cuyahoga County Port Authority, 7.00%, 12/1/18	$1,799,513
2,500	Cuyahoga Community College District, 5.25%, 2/1/29	2,521,325
1,380	Cuyahoga County Economic Development, (Shaker Square), 6.75%, 12/1/30	1,427,182
675	Virgin Islands Public Finance Authority, 6.75%, 10/1/37(7)	676,188

		$6,424,208

Water and Sewer — 3.4%
$3,000	Cincinnati Water System Authority, 4.50%, 12/1/23	$3,059,070
3,850	Cincinnati Water System Authority, 5.00%, 12/1/32	3,934,777

4

Principal
Amount
(000’s omitted)	Security	Value
$1,000	Ohio Water Development Authority, Water Pollution Control, (Fresh Water Quality), 4.50%, 12/1/20	$1,047,410
1,000	Ohio Water Development Authority, Water Pollution Control, (Fresh Water Quality), 5.25%, 6/1/20	1,153,430

		$9,194,687

Total Tax-Exempt Investments — 102.8% (identified cost $296,429,082)		$282,213,779

Other Assets, Less Liabilities — (2.8)%		$(7,568,925)

Net Assets — 100.0%		$274,644,854

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

FNMA	-	Federal National Mortgage Association

FSA	-	Financial Security Assurance, Inc.

GNMA	-	Government National Mortgage Association

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2009, 63.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.2% to 27.2% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(3)		Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $7,725,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(4)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the aggregate value of these securities is $2,632,989 or 1.0% of the Fund’s net assets.

(5)		Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2009.

(6)		Security represents the underlying municipal bond of a tender option bond trust.

(7)		When-issued security.

5

A summary of financial instruments outstanding at June 30, 2009 is as follows:

Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)
9/09	217 U.S. Treasury Bond	Short	$(25,306,176)	$(25,683,984)	$(377,808)
9/09	105 U.S. Treasury Note	Short	(12,352,857)	(12,207,891)	144,966

					$(232,842)

Interest Rate Swaps

		Annual	Floating
	Notional	Fixed Rate	Rate	Effective Date/	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid By Fund	Termination Date	Depreciation
Merril Lynch Capital Services, Inc.	$4,300,000	4.517%	3-month USD- LIBOR-BBA	December 1, 2009 / December 1, 2039	$(186,690)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At June 30, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2009, the aggregate fair value of derivative instruments (not accounted for as hedging instruments under Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 133) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $144,966 and $564,498, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$289,391,059

Gross unrealized appreciation	$5,867,345
Gross unrealized depreciation	(20,514,625)

Net unrealized depreciation	$(14,647,280)

The Fund adopted FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, effective October 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

At June 30, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total
Tax-Exempt Investments	$—	$282,213,779	$—	$282,213,779
Futures Contracts	144,966	—	—	144,966

Total	$144,966	$282,213,779	$—	$282,358,745

Liability Description
Futures Contracts	$(377,808)	$—	$—	$(377,808)
Interest Rate Swaps	—	(186,690)	—	(186,690)

Total	$(377,808)	$(186,690)	$—	$(564,498)

The Fund held no investments or other financial instruments as of September 30, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

7

Eaton Vance Rhode Island Municipals Fund	as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 102.5%

Principal
Amount
(000’s omitted)	Security	Value
Education — 7.5%
$500	Rhode Island Health and Educational Building Corp., (Brown University), 4.75%, 9/1/33	$497,830
2,105	Rhode Island Health and Educational Building Corp., (Brown University), 4.75%, 9/1/37	2,079,087
1,000	Rhode Island Health and Educational Building Corp., (University of Rhode Island), 6.25%, 9/15/34	1,022,350

		$3,599,267

Electric Utilities — 1.6%
$310	Puerto Rico Electric Power Authority, 5.00%, 7/1/25	$288,647
500	Salt River Project Agricultural Improvements and Power District, AZ, 5.00%, 1/1/38	501,030

		$789,677

Escrowed/Prerefunded — 2.4%
$1,000	Rhode Island Health and Educational Building Corp., (Hospital Financing-Lifespan Obligation Group), Prerefunded to 8/15/12, 6.50%, 8/15/32	$1,144,310

		$1,144,310

General Obligations — 0.3%
$225	Puerto Rico, 0.00%, 7/1/16	$146,421

		$146,421

Hospital — 1.4%
$655	Kansas Development Finance Authority, (Adventist Healthcare), 5.75%, 11/15/38(1)	$653,107

		$653,107

Housing — 3.7%
$900	Rhode Island Housing and Mortgage Finance Corp., (AMT), 4.90%, 4/1/22	$864,198
1,000	Rhode Island Housing and Mortgage Finance Corp., (AMT), 4.90%, 10/1/28	906,040

		$1,770,238

Industrial Development Revenue — 1.9%
$1,000	Rhode Island Industrial Facilities Corp., (Waste Management, Inc.), (AMT), 4.625%, 4/1/16	$916,930

		$916,930

Insured-Education — 9.3%
$1,645	Rhode Island Health and Educational Building Corp., (Bryant College), (AMBAC), 5.00%, 12/1/31	$1,543,717
500	Rhode Island Health and Educational Building Corp., (Higher Education Facilities-Salve Regina University), (RADIAN), 5.125%, 3/15/32	416,860
1,000	Rhode Island Health and Educational Building Corp., (Higher Education Facilities-University of Rhode Island), (AMBAC), 5.00%, 9/15/30	973,160
1,600	Rhode Island Health and Educational Building Corp., (Rhode Island School of Design), (NPFG), 5.00%, 6/1/31	1,502,624

		$4,436,361

Insured-Electric Utilities — 2.5%
$250	Puerto Rico Electric Power Authority, (BHAC), (FGIC), (NPFG), 5.25%, 7/1/24(2)	$270,580
900	Puerto Rico Electric Power Authority, (NPFG), 5.50%, 7/1/16	934,659

		$1,205,239

1

Principal
Amount
(000’s omitted)	Security	Value
Insured-Escrowed/Prerefunded — 4.1%
$500	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29	$528,465
230	Rhode Island Depositors Economic Protection Corp., (FSA), Escrowed to Maturity, 5.75%, 8/1/21	280,485
1,000	Rhode Island Depositors Economic Protection Corp., (NPFG), Escrowed to Maturity, 5.80%, 8/1/12	1,134,220

		$1,943,170

Insured-General Obligations — 7.4%
$600	North Kingstown, (FGIC), (NPFG), 5.00%, 10/1/25	$627,228
600	Rhode Island and Providence Plantations, (FSA), 4.75%, 8/1/26	615,216
1,850	Rhode Island and Providence Plantations, (NPFG), 5.00%, 11/15/25	1,946,662
325	Warwick, (AMBAC), 5.00%, 7/15/21	331,461

		$3,520,567

Insured-Hospital — 4.5%
$2,250	Rhode Island Health and Educational Building Corp., (Rhode Island Hospital), (FSA), 5.00%, 5/15/32	$2,135,295

		$2,135,295

Insured-Housing — 5.4%
$1,000	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (FSA), (AMT), 5.00%, 10/1/48	$798,530
400	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (FSA), (AMT), 5.25%, 10/1/31	368,440
500	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (FSA), (AMT), 5.50%, 10/1/49	475,935
1,000	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (FSA), (AMT), 5.55%, 10/1/32	966,970

		$2,609,875

Insured-Lease Revenue/Certificates of Participation — 10.2%
$2,300	Convention Center Authority of Rhode Island, (NPFG), 5.25%, 5/15/15(3)	$2,490,762
680	Providence Redevelopment Agency, (Public Safety Building), (AMBAC), 5.00%, 4/1/25	637,609
1,000	Providence Redevelopment Agency, (Public Safety Building), (AMBAC), 5.00%, 4/1/28	908,120
750	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	840,615

		$4,877,106

Insured-Other Revenue — 4.6%
$750	Rhode Island Health and Educational Building Corp., (Public Schools), (AGC), 5.25%, 5/15/29(1)	$751,673
500	Rhode Island Health and Educational Building Corp., (Public Schools), (AMBAC), 5.00%, 5/15/27	490,705
1,000	Rhode Island Health and Educational Building Corp., (Public Schools), (FSA), 4.75%, 5/15/29	951,740

		$2,194,118

Insured-Pooled Loans — 2.5%
$1,000	Rhode Island Student Loan Authority, (AMBAC), (AMT), 4.85%, 12/1/36	$763,860
500	Rhode Island Student Loan Authority, (AMBAC), (AMT), 4.90%, 12/1/26	433,150

		$1,197,010

Insured-Solid Waste — 1.4%
$750	Rhode Island Resource Recovery Corp., (NPFG), (AMT), 5.00%, 3/1/22	$693,135

		$693,135

Insured-Special Tax Revenue — 6.2%
$265	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	62,845

2

Principal
Amount
(000’s omitted)	Security	Value
$1,425	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	$303,325
1,625	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	180,570
2,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	382,740
2,145	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	113,664
395	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/44	43,644
785	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/45	81,310
630	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/46	61,022
750	Rhode Island Economic Development Corp., (Rhode Island Department of Transportation), Motor Fuel Tax Revenue, (AGC), 5.375%, 6/15/27	761,827
1,000	Rhode Island Economic Development Corp., (Rhode Island Department of Transportation), Motor Fuel Tax Revenue, (AMBAC), 5.00%, 6/15/26	983,150

		$2,974,097

Insured-Transportation — 6.8%
$1,500	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(4)	$1,441,673
1,000	Rhode Island Economic Development Corp., (Rhode Island Airport Corp.), (CIFG), 5.00%, 7/1/31	872,110
1,000	Rhode Island Economic Development Corp., (T.F. Green Airport), (FSA), (AMT), 5.00%, 7/1/20	965,930

		$3,279,713

Insured-Water and Sewer — 3.8%
$1,500	Narragansett Bay Commission, (NPFG), 5.00%, 8/1/35	$1,426,560
350	Rhode Island Clean Water, Water Pollution Control, (NPFG), 5.40%, 10/1/15	386,043

		$1,812,603

Nursing Home — 5.2%
$500	Rhode Island Health and Educational Building Corp., (Roger Williams Realty), 6.50%, 8/1/29	$509,105
1,275	Rhode Island Health and Educational Building Corp., (Steere House), 5.80%, 7/1/20	1,159,409
1,000	Rhode Island Health and Educational Building Corp., (Tockwotton Home), 6.25%, 8/15/22	838,190

		$2,506,704

Other Revenue — 2.7%
$250	Central Falls Detention Facility, 7.25%, 7/15/35	$174,472
1,000	Rhode Island Health and Educational Building Corp., (Public Schools), 5.00%, 5/15/29	1,017,890
7,125	Tobacco Settlement Financing Corp., 0.00%, 6/1/52	96,473

		$1,288,835

Special Tax Revenue — 7.1%
$135	Guam, Limited Obligation Bonds 5.625%, 12/1/29	$130,155
145	Guam, Limited Obligation Bonds 5.75%, 12/1/34	142,146
1,410	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	1,334,692
480	Tiverton, Obligation Tax Increment, (Mount Hope Bay Village), 6.875%, 5/1/22	433,603
325	Virgin Islands Public Finance Authority, 6.75%, 10/1/37(1)	325,572
1,250	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	1,030,025

		$3,396,193

Total Tax-Exempt Investments — 102.5% (identified cost $52,502,874)		$49,089,971

3

Short-Term Investments — 1.7%

Principal
Amount
(000’s omitted)	Security	Value
$820	State Street Bank and Trust Euro Time Deposit, 0.01%, 7/1/09	$820,255

Total Short-Term Investments — 1.7% (identified cost $820,255)		$820,255

Total Investments (identified cost $53,323,129)		$49,910,226

Other Assets, Less Liabilities — (4.2)%		$(2,006,652)

Net Assets — 100.0%		$47,903,574

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

NPFG	-	National Public Finance Guaranty Corp.

RADIAN	-	Radian Group, Inc.

The Fund invests primarily in debt securities issued by Rhode Island municipalities. In addition, 14.6% of the Fund’s net assets at June 30, 2009 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2009, 65.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 23.2% of total investments.

(1)		When-issued security.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)		Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(4)		Security represents the underlying municipal bond of a tender option bond trust.

4

A summary of financial instruments outstanding at June 30, 2009 is as follows:

Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)
9/09	4 U.S. Treasury Bond	Short	$(469,112)	$(473,438)	$(4,326)
9/09	8 U.S. Treasury Note	Short	(941,170)	(930,125)	11,045

					$6,719

Interest Rate Swaps

		Annual	Floating
	Notional	Fixed Rate	Rate	Effective Date/	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Termination Date	Depreciation
JPMorgan Chase Co.	$1,262,500	4.743%	3-month USD- LIBOR-BBA	September 14, 2009 / September 14, 2039	$(113,645)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At June 30, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2009, the aggregate fair value of derivative instruments (not accounted for as hedging instruments under Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 133) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $11,045 and $117,971, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$52,422,543

Gross unrealized appreciation	$968,529
Gross unrealized depreciation	(4,230,846)

Net unrealized depreciation	$(3,262,317)

The Fund adopted FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, effective October 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

At June 30, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total
Tax-Exempt Investments	$—	$49,089,971	$—	$49,089,971
Short-Term Investments	—	820,255	—	820,255

Total Investments	$—	$49,910,226	$—	$49,910,226

Futures Contracts	11,045	—	—	11,045

Total	$11,045	$49,910,226	$—	$49,921,271

Liability Description
Futures Contracts	$(4,326)	$—	$—	$(4,326)
Interest Rate Swaps	—	(113,645)	—	(113,645)

Total	$(4,326)	$(113,645)	$—	$(117,971)

The Fund held no investments or other financial instruments as of September 30, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance West Virginia Municipals Fund	as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.1%

Principal
Amount
(000’s omitted)	Security	Value
Education — 2.4%
$750	Shepherd College Board of Governors, 5.125%, 12/1/33	$674,370

		$674,370

Electric Utilities — 3.6%
$500	Harrison County Commission, (Allegheny Energy), (AMT), 5.50%, 10/15/37	$415,520
500	Mason County, PCR, (Appalachian Power Co.), 5.50%, 10/1/22	483,520
150	Puerto Rico Electric Power Authority, 5.00%, 7/1/25	139,668

		$1,038,708

Escrowed/Prerefunded — 10.3%
$2,500	Kanawha-Putnam, Single Family, Escrowed to Maturity, 0.00%, 12/1/16(1)	$1,925,700
820	West Virginia Health Facilities Authority, (Charleston Area Medical Center), Escrowed to Maturity, 6.50%, 9/1/23	1,017,710

		$2,943,410

Hospital — 1.6%
$500	Monongalia County Building Commission, (Monongalia General Hospital), 5.25%, 7/1/25	$456,960

		$456,960

Housing — 7.6%
$500	West Virginia Housing Development Fund, (AMT), 4.50%, 11/1/25	$444,545
695	West Virginia Housing Development Fund, (AMT), 4.625%, 11/1/32	594,399
1,190	West Virginia Housing Development Fund, (AMT), 5.10%, 11/1/27	1,132,725

		$2,171,669

Industrial Development Revenue — 2.9%
$1,000	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	$824,020

		$824,020

Insured-Education — 9.9%
$750	Fairmont College, Student Activity Revenue, (FGIC), (NPFG), 5.00%, 6/1/32	$698,678
750	Shepherd University Board of Governors, (Wellness Center Project), (NPFG), 4.50%, 6/1/37	653,205
500	West Virginia Higher Education Policy Commission, (FGIC), (NPFG), 5.00%, 4/1/29	497,475
500	West Virginia University, (FGIC), (NPFG), 4.75%, 10/1/35	457,910
500	West Virginia University, (NPFG), 5.25%, 4/1/28	510,160

		$2,817,428

Insured-Electric Utilities — 8.6%
$250	Pleasants County, PCR, (Potomac Edison), (AMBAC), (NPFG), (AMT), 5.50%, 4/1/29	$210,633
1,000	Pleasants County, PCR, (West Pennsylvania), (AMBAC), (AMT), 5.50%, 4/1/29	842,530
130	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	123,499
450	Puerto Rico Electric Power Authority, (NPFG), 5.50%, 7/1/16	467,329
1,000	West Virginia Economic Development Authority, (Ohio Power Co.), (AMBAC), (AMT), 4.90%, 6/1/37	801,780

		$2,445,771

Insured-General Obligations — 13.2%
$1,000	Monongalia County Board of Education, (NPFG), 5.00%, 5/1/33	$1,001,940
250	Ohio County Board of Education, (NPFG), 5.125%, 6/1/18	253,145
1,700	West Virginia, (FGIC), (NPFG), 0.00%, 11/1/19	1,108,077
1,000	West Virginia, (FGIC), (NPFG), 0.00%, 11/1/21	575,460
2,000	West Virginia, (FGIC), (NPFG), 0.00%, 11/1/26(2)	848,160

		$3,786,782

1

Principal
Amount
(000’s omitted)	Security	Value
Insured-Hospital — 3.5%
$995	West Virginia Health Facilities Authority, (West Virginia University Medical Corp.), (NPFG), 6.10%, 1/1/18	$995,587

		$995,587

Insured-Lease Revenue/Certificates of Participation — 1.6%
$500	West Virginia Economic Development Authority, (West Virginia University), (AMBAC), 5.00%, 7/15/31	$469,495

		$469,495

Insured-Special Tax Revenue — 3.4%
$3,780	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	$804,611
1,225	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	64,913
225	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/44	24,860
445	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/45	46,093
355	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/46	34,385

		$974,862

Insured-Transportation — 3.4%
$740	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(4)	$711,225
250	West Virginia Parkways, Economic Development and Tourism Authority, (FGIC), (NPFG), 5.25%, 5/15/19	271,660

		$982,885

Insured-Water and Sewer — 16.5%
$500	Martinsburg Water and Sewer, (NPFG), 5.00%, 9/1/31	$450,410
750	West Virginia Water Development Authority, (AMBAC), 5.00%, 10/1/28	741,720
500	West Virginia Water Development Authority, (Loan Program II), (AMBAC), 5.00%, 11/1/33	495,105
500	West Virginia Water Development Authority, (Loan Program III), (AMBAC), (AMT), 5.65%, 7/1/40	456,960
500	West Virginia Water Development Authority, (Loan Program IV), (AMBAC), 4.75%, 11/1/35	471,310
750	West Virginia Water Development Authority, (Loan Program IV), (FSA), 5.00%, 11/1/44	716,482
1,000	West Virginia Water Development Authority, (West Virginia Infrastructure Jobs Program), (FSA), 4.75%, 10/1/45	904,310
500	Wheeling Waterworks and Sewer System, (FSA), 4.75%, 6/1/36	467,575

		$4,703,872

Other Revenue — 2.1%
$3,690	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$81,143
500	West Virginia School Building Authority, 5.00%, 7/1/28	511,645

		$592,788

Senior Living/Life Care — 0.7%
$300	West Virginia Economic Development Authority, (Edgewood Summit, Inc.), 5.50%, 11/1/29	$200,808

		$200,808

Special Tax Revenue — 6.8%
$70	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$67,488
225	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	220,572
12,500	Puerto Rico Sales Tax Financing, 0.00%, 8/1/56	573,500
815	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	771,471
325	Virgin Islands Public Finance Authority, 6.75%, 10/1/37(3)	325,572

		$1,958,603

Total Tax-Exempt Investments — 98.1% (identified cost $30,503,032)		$28,038,018

2

Short-Term Investments — 2.7%

Principal
Amount
(000’s omitted)	Security	Value
$775	West Virginia Parkways, Economic Development and Tourism Authority, Variable Rate, 0.47%, 4/15/19(5)	$775,000

Total Short-Term Investments (identified cost $775,000)		$775,000

Total Investments — 100.8% (identified cost $31,278,032)		$28,813,018

Other Assets, Less Liabilities — (0.8)%		$(229,961)

Net Assets — 100.0%		$28,583,057

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

NPFG	-	National Public Finance Guaranty Corp.

PCR	-	Pollution Control Revenue

The Fund invests primarily in debt securities issued by West Virginia municipalities. In addition, 13.4% of the Fund’s net assets at June 30, 2009 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2009, 59.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.5% to 32.0% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(3)		When-issued security.

(4)		Security represents the underlying municipal bond of a tender option bond trust.

(5)		Variable rate demand obligation. The stated interest rate represents the rate in effect at June 30, 2009.

3

A summary of financial instruments outstanding at June 30, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/09	47 U.S. Treasury Bond	Short	$(5,418,791)	$(5,562,891)	$(144,100)

Interest Rate Swaps

		Annual	Floating
	Notional	Fixed Rate	Rate	Effective Date/	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Termination Date	Depreciation
JPMorgan Chase Co.	$637,500	4.743%	3-month USD- LIBOR-BBA	September 14, 2009 / September 14, 2039	$(57,385)
Merrill Lynch Capital Services, Inc.	1,250,000	4.517	3-month USD- LIBOR-BBA	December 1, 2009 / December 1, 2039	(54,270)

					$(111,655)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At June 30, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2009, the aggregate fair value of derivative instruments (not accounted for as hedging instruments under Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 133) in a liability position and whose primary underlying risk exposure is interest rate risk was $255,755.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$30,727,973

Gross unrealized appreciation	$818,136
Gross unrealized depreciation	(3,103,091)

Net unrealized depreciation	$(2,284,955)

The Fund adopted FASB Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective October 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At June 30, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total
Tax-Exempt Investments	$—	$28,038,018	$—	$28,038,018
Short-Term Investments	—	775,000	—	775,000

Total Investments	$—	$28,813,018	$—	$28,813,018

Liabilities Description
Futures Contracts	$(144,100)	$—	$—	$(144,100)
Interest Rate Swaps	—	(111,655)	—	(111,655)

Total	$(144,100)	$(111,655)	$—	$(255,755)

The Fund held no investments or other financial instruments as of September 30, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Robert B. MacIntosh

Robert B. MacIntosh
President

Date:	August 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert B. MacIntosh

Robert B. MacIntosh
President

Date:	August 20, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	August 20, 2009